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                                                                               .
                                                                               .

                     NYLIAC CORPEXEC VUL SEMI-ANNUAL REPORT
                                   UNAUDITED

                                 JUNE 30, 2003

                               TABLE OF CONTENTS

President's Letter..........................................        3
Performance Summaries.......................................        4
NYLIAC Corporate Sponsored Variable Universal Life Separate
  Account-I
  Statement of Assets and Liabilities.......................        8
  Statement of Operations...................................       16
  Statement of Changes in Net Assets........................       20
  Notes to Financial Statements.............................       26
The Semi-Annual Report for the MainStay VP Series Fund, Inc.
  Chairman's Letter.........................................      M-1
  Definitions of Indices....................................      M-2
  Portfolio Managers' Comments..............................      M-4
  Bond--Initial Class.......................................     M-48
  Capital Appreciation--Initial Class.......................     M-54
  Cash Management...........................................     M-58
  Convertible--Initial Class................................     M-63
  Equity Income--Initial Class*.............................     M-71
  Government--Initial Class.................................     M-75
  Growth Equity--Initial Class..............................     M-80
  High Yield Corporate Bond--Initial Class..................     M-85
  Indexed Equity--Initial Class.............................     M-98
  International Equity--Initial Class.......................    M-107
  Mid Cap Core--Initial Class...............................    M-112
  Mid Cap Growth--Initial Class.............................    M-121
  Small Cap Growth--Initial Class...........................    M-125
  Total Return--Initial Class...............................    M-130
  Value--Initial Class......................................    M-140
  American Century Income & Growth--Initial Class...........    M-144
  Dreyfus Large Company Value--Initial Class................    M-150
  Eagle Asset Management Growth Equity--Initial Class.......    M-154
  Lord Abbett Developing Growth--Initial Class..............    M-158
  Notes to Financial Statements.............................    M-163
*The MainStay VP Equity Income-Initial Class is not
 available under the CorpExec VUL policy.
 The Semi-Annual Reports for the Portfolios listed below
 follow:
 Alger American Leveraged AllCap--Class O Shares
 Alger American Small Capitalization--Class O Shares
 American Century VP International--Class II
 American Century VP Value--Class II
 Calvert Social Balanced
 Dreyfus IP Technology Growth--Initial Shares
 Dreyfus VIF Developing Leaders--Initial Shares (formerly
 Dreyfus VIF Small Cap Growth)
 Fidelity(R) VIP Contrafund(R)--Initial Class
 Fidelity(R) VIP Equity-Income--Initial Class
 Fidelity(R) VIP Growth--Initial Class
 Fidelity(R) VIP Index 500--Initial Class
 Fidelity(R) VIP Investment Grade Bond--Initial Class
 Fidelity(R) VIP Mid Cap--Initial Class
 Fidelity(R) VIP Overseas--Initial Class
 Fidelity(R) VIP Value Strategies--Service Class 2
 Janus Aspen Series Balanced--Institutional Shares
 Janus Aspen Series Mid Cap Growth--Institutional Shares (formerly
 Janus Aspen Series Aggressive Growth)
 Janus Aspen Series Worldwide Growth--Institutional Shares
 Lord Abbett Series Fund Mid-Cap Value Portfolio
 MFS(R) Investors Trust Series--Initial Class
 MFS(R) New Discovery Series--Initial Class
 MFS(R) Research Series--Initial Class MFS(R) Utilities
 Series--Initial Class
 Morgan Stanley UIF Emerging Markets Debt--Class I
 Morgan Stanley UIF Emerging Markets Equity--Class I
 Morgan Stanley UIF U.S. Real Estate--Class I
 Scudder VIT EAFE(R) Equity Index--Class A Shares
 Scudder VIT Small Cap Index--Class A Shares
 T. Rowe Price Equity Income Portfolio
 T. Rowe Price Limited-Term Bond Portfolio
 IMPORTANT CHANGES TO INVESTMENT DIVISIONS--SUPPLEMENTS TO
 MAY 1, 2003 PROSPECTUSES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

I am pleased to present the Semi-Annual Report for the NYLIAC CorpExec Variable Universal Life policy for the period ended June 30, 2003.

The international scene dominated the headlines in the first half of 2003. Unprecedented media access brought all of us to the front lines of the war in Iraq. The SARS epidemic added yet another blow to the already reeling airline and tourism industry. And we watched as the administration continued the difficult task of encouraging peace in the Middle East while simultaneously shoring up efforts on the home front to protect against terrorism.

Although the political and economic horizons remain clouded, a spark of optimism has had a positive effect on the markets, and stock indices have begun to move slowly upward. However, in late June, the Federal Reserve lowered interest rates yet again, expressing a concern that it is still too early to say whether the economy is on the road to sustained recovery.

We at New York Life Insurance and Annuity Corporation (NYLIAC), and its parent New York Life Insurance Company, remain committed to helping you plan for the future. Our core values of financial strength, integrity and humanity, which have guided us through the economic ups and downs for more than a century and a half, continue to form the foundation of all of our actions. We have never failed to meet any of our obligations -- that's our number one priority.

NYLIAC variable policies can help you with your long-term financial goals. They offer a variety of investment divisions(1) and features to assist you in developing a diversified and disciplined investment strategy to help you to meet your objectives.

This Semi-Annual Report is an excellent source of information on the investment allocations available within your policy. It provides performance data and separate account financial statements, along with portfolio manager commentaries and individual portfolio holdings for each of the investment divisions in your policy. I encourage you to get in touch with your registered representative to discuss your policy. He or she can explain the options available to you to help protect your financial future.

We know there are other companies that offer similar products. We appreciate the trust you've placed in us.

Sincerely,

/s/ FREDERICK J. SIEVERT

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

(1) The investment divisions offered through the NYLIAC CorpExec VUL insurance policy are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

CORPEXEC VUL MONTHLY PERFORMANCE SUMMARY*
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

The chart below shows the Average Annual Returns of each Investment Division of the Separate Account based on the actual performance of the Separate Account's underlying Portfolios for the periods shown. These performance figures reflect all Investment Division level charges; that is, all Portfolio investment management fees and direct operating expenses (shown below), as well as the mortality and expense risk charge deducted from the Separate Account, and the current $5.00 monthly contract charge. The current annual mortality and expense risk charge is 0.25 of the average daily net asset value of each investment division's assets for all years. These returns do NOT reflect policy fees or charges, including the cost of insurance, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN BELOW ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                                       VALUES AS OF JUNE 30, 2003
                                                              --------------------------------------------
                                                                                    THREE
                                                              PORTFOLIO   MONTH    MONTHS    YEAR
                                                              INCEPTION   ENDED     ENDED     TO       1
INVESTMENT DIVISION                                             DATE     6/30/03   6/30/03   DATE    YEAR
Alger American Leveraged All Cap--Class O Shares               01/25/95    1.79%    16.40%   20.26%  (0.81)%
MainStay VP Eagle Asset Management Growth Equity--Initial
  Class                                                        05/01/98    1.35     15.17    12.87   (2.02)
Fidelity(R) VIP Growth--Initial Class                          10/09/86    0.46     16.67    13.25   (2.15)
MainStay VP Capital Appreciation--Initial Class                01/29/93    0.33     14.29    10.29   (6.49)
MFS(R) Research Series--Initial Class                          07/26/95    0.82     14.50    10.59   (2.47)
Fidelity(R) VIP Index 500--Initial Class                       08/27/92    1.23     15.27    11.47   (0.23)
Fidelity(R) VIP Contrafund--Initial Class                      01/03/95    1.83     11.81     9.38   (0.25)
MainStay VP Growth Equity--Initial Class                       01/23/84    1.44     12.45     9.23   (5.35)
MainStay VP Indexed Equity--Initial Class                      01/29/93    1.24     15.21    11.37   (0.20)
MFS(R) Investors Trust--Initial Class                          10/09/95    0.66     13.45     8.72   (2.36)
MainStay VP American Century Income and Growth--Initial
  Class                                                        05/01/98    1.70     15.86    11.36   (0.16)
MainStay VP Dreyfus Large Company Value--Initial Class         05/01/98    0.61     14.97     9.66   (4.71)
Fidelity(R) VIP Equity Income--Initial Class                   10/09/86    1.52     18.01    10.51   (2.39)
MainStay VP Value--Initial Class                               05/01/95    1.20     13.39     7.72   (9.43)
T. Rowe Price Equity Income Portfolio                          03/31/94    0.87     16.61     9.45   (1.53)
Janus Aspen Series Mid-Cap Growth--Institutional Shares        09/13/93    1.85     16.19    16.01    3.34
MainStay VP Convertible--Initial Class                         10/01/96    0.50      8.36     9.26    6.57
MainStay VP Mid Cap Growth--Initial Class                      07/02/01    3.45     24.20    20.25   (8.22)
Fidelity(R) VIP Mid Cap--Initial Class                         12/28/98    1.58     15.13     8.71   (0.89)
MainStay VP Mid Cap Core--Initial Class                        07/02/01    0.80     14.73    12.31   (1.18)
Lord Abbett Series Fund Mid-Cap Value Portfolio                09/15/99    1.56     15.17     5.93   (3.99)
American Century VP Value--Class II                            08/14/01   (0.63)    15.68     9.07   (1.16)
Alger American Small Capitalization--Class O Shares            09/21/88    2.67     16.34    15.19   (1.07)
MainStay VP Lord Abbett Developing Growth--Initial Class       05/01/98    2.70     20.57    16.62   (6.43)
MainStay VP Small Cap Growth--Initial Class                    07/02/01    3.37     21.15    15.40   (3.40)
MFS(R) New Discovery--Initial Class                            05/01/98    1.79     16.54    12.53   (5.20)
Dreyfus VIF Developing Leaders--Initial Shares                 08/31/90    1.51     14.74    10.88   (7.83)

                                                                  VALUES AS OF JUNE 30, 2003
                                                              ----------------------------------

                                                                                         SINCE
                                                                3        5      10     PORTFOLIO
INVESTMENT DIVISION                                           YEARS    YEARS   YEARS   INCEPTION
Alger American Leveraged All Cap--Class O Shares              (19.94)%  2.02%            14.81 %
MainStay VP Eagle Asset Management Growth Equity--Initial
  Class                                                       (18.79)   1.79              3.03
Fidelity(R) VIP Growth--Initial Class                         (18.21)  (1.68)   8.22%    10.50
MainStay VP Capital Appreciation--Initial Class               (20.28)  (5.62)   6.40      6.90
MFS(R) Research Series--Initial Class                         (16.47)  (4.55)             5.38
Fidelity(R) VIP Index 500--Initial Class                      (11.70)  (2.19)   9.34      9.62
Fidelity(R) VIP Contrafund--Initial Class                      (6.57)   2.02             12.30
MainStay VP Growth Equity--Initial Class                      (13.72)  (1.58)   8.75      9.93
MainStay VP Indexed Equity--Initial Class                     (11.67)  (2.17)   9.27      9.24
MFS(R) Investors Trust--Initial Class                         (10.76)  (4.43)             6.09
MainStay VP American Century Income and Growth--Initial
  Class                                                        (9.06)  (1.75)            (1.45)
MainStay VP Dreyfus Large Company Value--Initial Class         (4.13)  (0.99)            (1.42)
Fidelity(R) VIP Equity Income--Initial Class                   (1.26)  (0.02)   9.33      9.98
MainStay VP Value--Initial Class                                0.31   (1.05)             6.92
T. Rowe Price Equity Income Portfolio                           3.58    2.68             11.15
Janus Aspen Series Mid-Cap Growth--Institutional Shares       (30.43)  (2.61)             8.12
MainStay VP Convertible--Initial Class                         (4.39)   4.72              7.46
MainStay VP Mid Cap Growth--Initial Class                                               (11.58)
Fidelity(R) VIP Mid Cap--Initial Class                          0.52                     15.58
MainStay VP Mid Cap Core--Initial Class                                                  (4.32)
Lord Abbett Series Fund Mid-Cap Value Portfolio                 9.55                     11.95
American Century VP Value--Class II                                                      (1.13)
Alger American Small Capitalization--Class O Shares           (24.40)  (8.91)   2.59      8.86
MainStay VP Lord Abbett Developing Growth--Initial Class      (11.28)  (4.52)            (5.58)
MainStay VP Small Cap Growth--Initial Class                                             (10.20)
MFS(R) New Discovery--Initial Class                           (13.15)   4.79              4.37
Dreyfus VIF Developing Leaders--Initial Shares                 (6.25)   1.04   11.26     23.95

 * The values shown are unaudited.

CORPEXEC VUL MONTHLY PERFORMANCE SUMMARY*
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (CONTINUED)

The chart below shows the Average Annual Returns of each Investment Division of the Separate Account based on the actual performance of the Separate Account's underlying Portfolios for the periods shown. These performance figures reflect all Investment Division level charges; that is, all Portfolio investment management fees and direct operating expenses (shown below), as well as the mortality and expense risk charge deducted from the Separate Account, and the current $5.00 monthly contract charge. The current annual mortality and expense risk charge is 0.25 of the average daily net asset value of each investment division's assets for all years. These returns do NOT reflect policy fees or charges, including the cost of insurance, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN BELOW ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                                        VALUES AS OF JUNE 30, 2003
                                                              -----------------------------------------------
                                                                                     THREE
                                                              PORTFOLIO   MONTH      MONTHS    YEAR
                                                              INCEPTION   ENDED      ENDED      TO       1
INVESTMENT DIVISION                                             DATE     6/30/03    6/30/03    DATE     YEAR
Scudder VIT Small Cap Index Fund--Class A Shares               08/22/97     1.94%    23.05%    17.25%   (2.22)%
Fidelity(R) VIP Value Strategies--Initial Class                02/20/02     2.63     29.10     21.04     3.16
Fidelity(R) VIP Overseas--Initial Class                        01/28/87     4.68     22.97     10.15   (10.11)
MainStay VP International Equity--Initial Class                05/01/95    (0.20)    16.04      8.97    (2.36)
American Century VP International--Class II                    08/15/01     1.47     15.95      4.80   (12.90)
Scudder VIT EAFE(R) Equity Index Fund--Class A Shares          08/22/97     1.97     18.21      7.33   (12.02)
Janus Aspen Series Worldwide Growth--Institutional Shares      09/13/93     1.81     16.01      6.43    (9.00)
Morgan Stanley UIF Emerging Markets Equity--Class I            10/01/96     5.27     20.86     11.54    (1.11)
Dreyfus IP Technology Growth--Initial Shares                   08/31/99     0.53     24.53     24.64     5.51
Morgan Stanley UIF U.S. Real Estate--Class I                   03/03/97     1.38     12.84     13.82     2.07
MFS(R) Utilities Series--Initial Class                         01/03/95     2.57     20.06     20.85    16.46
Calvert Social Balanced                                        09/02/86     0.40     10.08      8.80     3.59
Janus Aspen Series Balanced--Instituional Shares               09/13/93     0.04      7.07      6.09     2.33
MainStay VP Total Return--Initial Class                        01/29/93     0.16      9.73      8.64     2.32
MainStay VP High Yield Corporate Bond--Initial Class           05/01/95     3.09     11.95     20.70    22.90
Morgan Stanley UIF Emerging Markets Debt--Class I              06/16/97     0.58     10.41     17.32    27.72
MainStay VP Bond--Initial Class                                01/23/84    (0.16)     2.59      3.90    11.53
MainStay VP Government--Initial Class                          01/29/93    (0.64)     1.66      2.53     8.71
Fidelity(R) VIP Investment Grade Bond--Initial Class           12/06/88    (0.10)     2.78      4.47    11.53
T. Rowe Price LTD Term Bond Portfolio                          05/13/94     0.27      1.89      3.68     7.21
MainStay VP Cash Management current yield as of June 30,
 2003 is 0.66%**                                               01/29/93     0.02      0.08      0.19     0.58
-------------------------------------------------------------------------------------------------------------

                                                                  VALUES AS OF JUNE 30, 2003
                                                              ----------------------------------

                                                                                         SINCE
                                                                3        5      10     PORTFOLIO
INVESTMENT DIVISION                                           YEARS    YEARS   YEARS   INCEPTION
Scudder VIT Small Cap Index Fund--Class A Shares               (4.00)%  0.26 %            1.74 %
Fidelity(R) VIP Value Strategies--Initial Class                                          (3.03)
Fidelity(R) VIP Overseas--Initial Class                       (16.39)  (5.25)  3.51%      4.35
MainStay VP International Equity--Initial Class                (7.25)  (0.82)             4.19
American Century VP International--Class II                                             (13.42)
Scudder VIT EAFE(R) Equity Index Fund--Class A Shares         (17.83)  (7.16)            (4.78)
Janus Aspen Series Worldwide Growth--Institutional Shares     (20.44)  (3.17)            10.16
Morgan Stanley UIF Emerging Markets Equity--Class I           (15.46)  (0.08)            (2.85)
Dreyfus IP Technology Growth--Initial Shares                  (31.38)                   (13.78)
Morgan Stanley UIF U.S. Real Estate--Class I                   11.19    7.77              7.99
MFS(R) Utilities Series--Initial Class                        (10.25)   0.62             10.73
Calvert Social Balanced                                        (5.98)   0.08   6.76       7.77
Janus Aspen Series Balanced--Instituional Shares               (3.11)   5.68             11.53
MainStay VP Total Return--Initial Class                        (9.05)  (0.03)  6.91       7.27
MainStay VP High Yield Corporate Bond--Initial Class            5.74    5.61              8.83
Morgan Stanley UIF Emerging Markets Debt--Class I              13.49    8.29              6.20
MainStay VP Bond--Initial Class                                 9.47    6.69   6.43       8.88
MainStay VP Government--Initial Class                           8.54    6.39   6.19       6.27
Fidelity(R) VIP Investment Grade Bond--Initial Class            9.90    7.23   6.64       7.65
T. Rowe Price LTD Term Bond Portfolio                           7.59    5.98              5.89
MainStay VP Cash Management current yield as of June 30,
 2003 is 0.66%**                                                2.52    3.41   3.87       3.80
-------------------------------------------------------------------------------------------------------------

 * The values shown are unaudited.

** An investment in the MainStay VP Cash Management Investment Division is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the MainStay VP Cash Management Investment Division seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money. The current yield more closely reflects the Portfolio's earnings than the total return figures shown.

Due to current market volatility, the current performance may be less than the figures shown.

The investment returns and the accumulation value of your policy will fluctuate so that your contract, when surrendered, may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested.

The advisors to some of the Portfolios have assumed or reduced some of those Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total returns for these Portfolios would have been lower.

The returns for any Investment Division of the Separate Account reflect only the performance of a hypothetical investment in the Investment Divisions during the particular time period on which the calculations are based. The returns should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Investment Division invests and the market conditions during the given time period and should not be considered as a representation of what may be achieved in the future. Rates of return are not representative of actual returns you would receive under the policy. Actual returns may be more or less than those shown and will depend on a number of factors, including the investment allocations by a Policyowner and the different investment rates of return for the Investment Divisions. The portfolio inception dates vary, as shown by the dates above. CORPEXEC VUL was first offered for sale 12/2001. For the period from the inception date, until the product introduction, the performance summary assumes that the CORPEXEC VUL policy was available, which it was not.

        (NOT VALID WITHOUT THE AVERAGE ANNUAL RETURNS OF EACH PORTFOLIO)

CORPEXEC VUL MONTHLY PERFORMANCE SUMMARY*
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (CONTINUED)

The chart below shows the Average Annual Returns of each Portfolio for the periods shown. No policyowner can invest directly in the Portfolios. These performance figures reflect investment management fees and direct operating expenses of the Portfolios. They do NOT reflect mortality and expense risk charges, cost of insurance charges, monthly contract charges, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN BELOW ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                                        VALUES AS OF JUNE 30, 2003
                                                              ----------------------------------------------
                                                                                     THREE
                                                              PORTFOLIO   MONTH      MONTH     YEAR
                                                              INCEPTION   ENDED      ENDED      TO       1
PORTFOLIO                                                       DATE     6/30/03    6/30/03    DATE    YEAR
Alger American Leveraged All Cap--Class O Shares               01/25/95    1.82 %    16.51%    20.48%  (0.44)%
MainStay VP Eagle Asset Management Growth Equity--Initial
  Class                                                        05/01/98    1.39      15.27     13.08   (1.66)
Fidelity(R) VIP Growth--Initial Class                          10/09/86    0.49      16.78     13.46   (1.79)
MainStay VP Capital Appreciation--Initial Class                01/29/93    0.36      14.40     10.49   (6.15)
MFS(R) Research Series--Initial Class                          07/26/95    0.85      14.61     10.79   (2.11)
Fidelity(R) VIP Index 500--Initial Class                       08/27/92    1.26      15.38     11.68    0.14
Fidelity(R) VIP Contrafund(R)--Initial Class                   01/03/95    1.86      11.91      9.58    0.12
MainStay VP Growth Equity--Initial Class                       01/23/84    1.47      12.55      9.43   (5.00)
MainStay VP Indexed Equity--Initial Class                      01/29/93    1.27      15.32     11.58    0.17
MFS(R) Investors Trust--Initial Class                          10/09/95    0.69      13.55      8.92   (2.00)
MainStay VP American Century Income and Growth--Initial
  Class                                                        05/01/98    1.73      15.97     11.57    0.21
MainStay VP Dreyfus Large Company Value--Initial Class         05/01/98    0.64      15.07      9.86   (4.35)
Fidelity(R) VIP Equity Income--Initial Class                   10/09/86    1.55      18.12     10.71   (2.03)
MainStay VP Value--Initial Class                               05/01/95    1.23      13.49      7.92   (9.09)
T. Rowe Price Equity Income Portfolio                          03/31/94    0.90      16.72      9.65   (1.16)
Janus Aspen Series Mid-Cap Growth--Institutional Shares        09/13/93    1.88      16.30     16.22    3.72
MainStay VP Convertible--Initial Class                         10/01/96    0.53       8.46      9.46    6.97
MainStay VP Mid Cap Growth--Initial Class                      07/02/01    3.48      24.32     20.47   (7.88)
Fidelity(R) VIP Mid Cap--Initial Class                         12/28/98    1.61      15.24      8.91   (0.52)
MainStay VP Mid Cap Core--Initial Class                        07/02/01    0.83      14.83     12.51   (0.82)
Lord Abbett Series Fund Mid-Cap Value Portfolio                09/15/99    1.59      15.28      6.13   (3.63)
American Century VP Value--Class II                            08/14/01   (0.60)     15.79      9.27   (0.79)
Alger American Small Capitalization--Class O Shares            09/21/88    2.70      16.45     15.40   (0.70)
MainStay VP Lord Abbett Developing Growth--Initial Class       05/01/98    2.73      20.68     16.83   (6.08)
MainStay VP Small Cap Growth--Initial Class                    07/02/01    3.40      21.26     15.61   (3.04)
MFS(R) New Discovery--Initial Class                            05/01/98    1.82      16.65     12.74   (4.85)
Dreyfus VIF Developing Leaders--Initial Shares                 08/31/90    1.54      14.85     11.09   (7.49)
------------------------------------------------------------------------------------------------------------

                                                                  VALUES AS OF JUNE 30, 2003
                                                              ----------------------------------

                                                                                         SINCE
                                                                3        5      10     PORTFOLIO
PORTFOLIO                                                     YEARS    YEARS   YEARS   INCEPTION
Alger American Leveraged All Cap--Class O Shares              (19.64)%  2.40%            15.24 %
MainStay VP Eagle Asset Management Growth Equity--Initial
  Class                                                       (18.49)   2.16              3.42
Fidelity(R) VIP Growth--Initial Class                         (17.91)  (1.32)   8.62%    10.91
MainStay VP Capital Appreciation--Initial Class               (19.99)  (5.27)   6.79      7.29
MFS(R) Research Series--Initial Class                         (16.16)  (4.20)             5.77
Fidelity(R) VIP Index 500--Initial Class                      (11.37)  (1.83)   9.75     10.03
Fidelity(R) VIP Contrafund(R)--Initial Class                   (6.22)   2.40             12.72
MainStay VP Growth Equity--Initial Class                      (13.40)  (1.22)   9.16     10.34
MainStay VP Indexed Equity--Initial Class                     (11.34)  (1.80)   9.67      9.64
MFS(R) Investors Trust--Initial Class                         (10.43)  (4.08)             6.48
MainStay VP American Century Income and Growth--Initial
  Class                                                        (8.72)  (1.39)            (1.08)
MainStay VP Dreyfus Large Company Value--Initial Class         (3.77)  (0.62)            (1.05)
Fidelity(R) VIP Equity Income--Initial Class                   (0.89)   0.35    9.74     10.39
MainStay VP Value--Initial Class                                0.68   (0.69)             7.32
T. Rowe Price Equity Income Portfolio                           3.96    3.06             11.56
Janus Aspen Series Mid-Cap Growth--Institutional Shares       (30.17)  (2.25)             8.52
MainStay VP Convertible--Initial Class                         (4.04)   5.11              7.86
MainStay VP Mid Cap Growth--Initial Class                                               (11.25)
Fidelity(R) VIP Mid Cap--Initial Class                          0.89                     16.01
MainStay VP Mid Cap Core--Initial Class                                                  (3.96)
Lord Abbett Series Fund Mid-Cap Value Portfolio                 9.96                     12.37
American Century VP Value--Class II                                                      (0.76)
Alger American Small Capitalization--Class O Shares           (24.12)  (8.57)   2.97      9.26
MainStay VP Lord Abbett Developing Growth--Initial Class      (10.95)  (4.16)            (5.23)
MainStay VP Small Cap Growth--Initial Class                                              (9.87)
MFS(R) New Discovery--Initial Class                           (12.83)   5.18              4.76
Dreyfus VIF Developing Leaders--Initial Shares                 (5.90)   1.41   11.67     24.41
------------------------------------------------------------------------------------------------------------

  The values shown are unaudited.

CORPEXEC VUL MONTHLY PERFORMANCE SUMMARY*
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (CONTINUED)

The chart below shows the Average Annual Returns of each Portfolio for the periods shown. No policyowner can invest directly in the Portfolios. These performance figures reflect investment management fees and direct operating expenses of the Portfolios. They do NOT reflect mortality and expense risk charges, cost of insurance charges, monthly contract charges, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN BELOW ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                                        VALUES AS OF JUNE 30, 2003
                                                              -----------------------------------------------
                                                                                     THREE
                                                              PORTFOLIO   MONTH      MONTH     YEAR
                                                              INCEPTION   ENDED      ENDED      TO
PORTFOLIO                                                       DATE     6/30/03    6/30/03    DATE    1 YEAR
Scudder VIT Small Cap Index Fund--Class A Shares               08/22/97    1.97 %    23.16%    17.47%   (1.86)%
Fidelity(R) VIP Value Strategies--Initial Class                02/20/02    2.66      29.22     21.26     3.54
Fidelity(R) VIP Overseas--Initial Class                        01/28/87    4.71      23.08     10.35    (9.78)
MainStay VP International Equity--Initial Class                05/01/95   (0.17)     16.14      9.17    (2.00)
American Century International--Class II                       08/15/01    1.50      16.06      4.99   (12.58)
Scudder VIT EAFE(R) Equity Index Fund--Class A Shares          08/22/97    2.00      18.32      7.53   (11.69)
Janus Aspen Series Worldwide Growth--Institutional Shares      09/13/93    1.84      16.12      6.63    (8.66)
Morgan Stanley UIF Emerging Markets Equity--Class I            10/01/96    5.30      20.97     11.75    (0.74)
Dreyfus IP Technology Growth--Initial Shares                   08/31/99    0.56      24.65     24.87     5.90
Morgan Stanley UIF U.S. Real Estate--Class I                   03/03/97    1.41      12.94     14.03     2.45
MFS(R) Utilities Series--Initial Class                         01/03/95    2.60      20.17     21.07    16.89
Calvert Social Balanced                                        09/02/86    0.43      10.18      9.00     3.97
Janus Aspen Series Balanced--Institutional Shares              09/13/93    0.07       7.17      6.29     2.71
MainStay VP Total Return--Initial Class                        01/29/93    0.19       9.83      8.84     2.70
MainStay VP High Yield Corporate Bond--Initial Class           05/01/95    3.12      12.05     20.93    23.36
Morgan Stanley UIF Emerging Markets Debt--Class I              06/16/97    0.61      10.51     17.54    28.19
MainStay VP Bond--Initial Class                                01/23/84   (0.13)      2.68      4.09    11.95
MainStay VP Government--Initial Class                          01/29/93   (0.60)      1.75      2.72     9.11
Fidelity(R) VIP Investment Grade Bond--Initial Class           12/06/88   (0.07)      2.88      4.66    11.94
T. Rowe Price LTD Term Bond Portfolio                          05/13/94    0.30       1.98      3.87     7.61
MainStay VP Cash Management--Current yield as of June 30,
  2003 is 0.66%**                                              01/29/93    0.05       0.17      0.37     0.96
-------------------------------------------------------------------------------------------------------------

                                                                  VALUES AS OF JUNE 30, 2003
                                                              ----------------------------------

                                                                                         SINCE
                                                                3        5      10     PORTFOLIO
PORTFOLIO                                                     YEARS    YEARS   YEARS   INCEPTION
Scudder VIT Small Cap Index Fund--Class A Shares               (3.64)%  0.63%             2.12 %
Fidelity(R) VIP Value Strategies--Initial Class                                          (2.67)
Fidelity(R) VIP Overseas--Initial Class                       (16.08)  (4.90)  3.89%      4.74
MainStay VP International Equity--Initial Class                (6.91)  (0.45)             4.57
American Century International--Class II                                                (13.10)
Scudder VIT EAFE(R) Equity Index Fund--Class A Shares         (17.53)  (6.82)            (4.43)
Janus Aspen Series Worldwide Growth--Institutional Shares     (20.15)  (2.81)            10.57
Morgan Stanley UIF Emerging Markets Equity--Class I           (15.15)   0.29             (2.49)
Dreyfus IP Technology Growth--Initial Shares                  (31.13)                   (13.46)
Morgan Stanley UIF U.S. Real Estate--Class I                   11.60    8.17              8.39
MFS(R) Utilities Series--Initial Class                         (9.92)   0.99             11.14
Calvert Social Balanced                                        (5.63)   0.45   7.16       8.17
Janus Aspen Series Balanced--Institutional Shares              (2.75)   6.07             11.94
MainStay VP Total Return--Initial Class                        (8.71)   0.34   7.31       7.66
MainStay VP High Yield Corporate Bond--Initial Class            6.13    6.01              9.23
Morgan Stanley UIF Emerging Markets Debt--Class I              13.91    8.69              6.59
MainStay VP Bond--Initial Class                                 9.88    7.08   6.83       9.29
MainStay VP Government--Initial Class                           8.94    6.79   6.59       6.67
Fidelity(R) VIP Investment Grade Bond--Initial Class           10.31    7.63   7.04       8.05
T. Rowe Price LTD Term Bond Portfolio                           7.99    6.37              6.28
MainStay VP Cash Management--Current yield as of June 30,
  2003 is 0.66%**                                               2.90    3.79   4.25       4.18
-------------------------------------------------------------------------------------------------------------

 * The values shown are unaudited.

** An investment in the MainStay VP Cash Management Investment Division is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the MainStay VP Cash Management Investment Division seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money. The current yield more closely reflects the Portfolio's earnings than the total return figures shown.

   This performance information is authorized for distribution to the general public only if accompanied by or preceded by a NYLIAC CORPEXEC VUL prospectus package. The prospectus contains detailed information regarding charges and fees. Read it carefully before you invest or send money. For additional information, please consult the prospectus.

   The advisors to some of the Portfolios have assumed or reduced some of those Portfolio's fees and expenses. Had these expenses not been assumed or reduced, the total returns for these Portfolios would have been lower.

            ISSUED BY: NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                    DISTRIBUTED BY: NYLIFE DISTRIBUTORS, INC.,
                                   MEMBER, NASD
                      51 MADISON AVENUE, NEW YORK, NY 10010

   (Not valid without the Average Annual Returns of each Investment Division of the Separate Account based on the actual performance of the Separate
                         Account's underlying Portfolios)

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2003
(Unaudited)


                                                              MAINSTAY VP
                                             MAINSTAY VP        CAPITAL        MAINSTAY VP      MAINSTAY VP
                                                BOND--       APPRECIATION--        CASH        CONVERTIBLE--
                                            INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS
                                            -----------------------------------------------------------------

ASSETS:
  Investment at net asset value...........   $  4,045,376     $ 18,952,012     $  5,263,224     $      2,002

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for mortality and
    expense risk charges..................          7,057           34,729            3,598                1
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $  4,038,319     $ 18,917,283     $  5,259,626     $      2,001
                                             ============     ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    CSVUL Policies........................   $  4,038,319     $ 18,902,704     $    168,130     $         --
    CESVUL Policies.......................             --               --               --               --
    CESVUL2 Policies......................             --           14,579        5,091,496            2,001
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $  4,038,319     $ 18,917,283     $  5,259,626     $      2,001
                                             ============     ============     ============     ============
    CSVUL Variable accumulation unit
      value...............................   $      13.94     $       7.61     $       1.18     $         --
                                             ============     ============     ============     ============
    CESVUL Variable accumulation unit
      value...............................   $         --     $         --     $         --     $         --
                                             ============     ============     ============     ============
    CESVUL2 Variable accumulation unit
      value...............................   $         --     $      10.55     $       1.01     $      10.74
                                             ============     ============     ============     ============
Identified Cost of Investment.............   $  3,750,712     $ 34,205,437     $  5,263,363     $      1,897
                                             ============     ============     ============     ============

Not all Investment Divisions are available under all policies.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                       MAINSTAY VP
                      MAINSTAY VP       HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         GROWTH         CORPORATE         INDEXED       INTERNATIONAL       MID CAP
     GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--          CORE--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    ---------------------------------------------------------------------------------------------------
     $    843,843     $ 27,531,540     $  2,951,907     $ 82,655,350     $ 13,839,707     $     17,554

            1,417           49,900            5,378          152,192           25,553               11
     ------------     ------------     ------------     ------------     ------------     ------------
     $    842,426     $ 27,481,640     $  2,946,529     $ 82,503,158     $ 13,814,154     $     17,543
     ============     ============     ============     ============     ============     ============
     $    788,536     $ 27,297,687     $  2,885,397     $ 82,467,248     $ 13,756,111     $         --
               --               --               --               --               --               --
           53,890          183,953           61,132           35,910           58,043           17,543
     ------------     ------------     ------------     ------------     ------------     ------------
     $    842,426     $ 27,481,640     $  2,946,529     $ 82,503,158     $ 13,814,154     $     17,543
     ============     ============     ============     ============     ============     ============
     $      13.79     $       9.18     $      12.94     $       9.09     $       9.71     $         --
     ============     ============     ============     ============     ============     ============
     $         --     $         --     $         --     $         --     $         --     $         --
     ============     ============     ============     ============     ============     ============
     $      10.52     $      10.51     $      11.64     $       9.10     $      10.69     $      10.95
     ============     ============     ============     ============     ============     ============
     $    786,017     $ 41,701,838     $  2,685,243     $114,825,937     $ 16,487,643     $     16,052
     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2003
(Unaudited)

                                                                               MAINSTAY VP      MAINSTAY VP
                                                                                 AMERICAN      DREYFUS LARGE
                                             MAINSTAY VP      MAINSTAY VP     CENTURY INCOME      COMPANY
                                            TOTAL RETURN--      VALUE--        AND GROWTH--       VALUE--
                                            INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                            -----------------------------------------------------------------
ASSETS:
  Investment at net asset value...........   $  1,166,011     $     52,603     $      2,254     $    345,683

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for mortality and
    expense risk charges..................          2,102               34                1              590
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $  1,163,909     $     52,569     $      2,253     $    345,093
                                             ============     ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    CSVUL Policies........................   $  1,163,909     $      1,259     $         --     $    312,484
    CESVUL Policies.......................             --               --               --               --
    CESVUL2 Policies......................             --           51,310            2,253           32,609
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $  1,163,909     $     52,569     $      2,253     $    345,093
                                             ============     ============     ============     ============
    CSVUL Variable accumulation unit
      value...............................   $       7.86     $       8.33     $         --     $       8.96
                                             ============     ============     ============     ============
    CESVUL Variable accumulation unit
      value...............................   $         --     $         --     $         --     $         --
                                             ============     ============     ============     ============
    CESVUL2 Variable accumulation unit
      value...............................   $         --     $      11.07     $       9.23     $      11.02
                                             ============     ============     ============     ============
Identified Cost of Investment.............   $  1,384,273     $     48,855     $      2,460     $    406,593
                                             ============     ============     ============     ============

Not all Investment Divisions are available under all policies.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

     MAINSTAY VP
     EAGLE ASSET
      MANAGEMENT      ALGER AMERICAN                      DREYFUS VIF                       FIDELITY(R) VIP
        GROWTH            SMALL                            DEVELOPING     FIDELITY(R) VIP       EQUITY-
       EQUITY--      CAPITALIZATION--   CALVERT SOCIAL     LEADERS--      CONTRAFUND(R)--      INCOME--
    INITIAL CLASS     CLASS O SHARES       BALANCED      INITIAL SHARES    INITIAL CLASS     INITIAL CLASS
    -------------------------------------------------------------------------------------------------------
     $    311,378      $    147,947      $     15,208     $    131,324     $    728,472      $  1,356,712

              475               265                41               82              786             2,452
     ------------      ------------      ------------     ------------     ------------      ------------
     $    310,903      $    147,682      $     15,167     $    131,242     $    727,686      $  1,354,260
     ============      ============      ============     ============     ============      ============
     $    230,058      $    138,384      $     15,167     $         --     $    348,400      $  1,305,450
               --                --                --               --               --                --
           80,845             9,298                --          131,242          379,286            48,810
     ------------      ------------      ------------     ------------     ------------      ------------
     $    310,903      $    147,682      $     15,167     $    131,242     $    727,686      $  1,354,260
     ============      ============      ============     ============     ============      ============
     $       5.29      $       6.50      $      10.09     $         --     $      11.52      $       9.65
     ============      ============      ============     ============     ============      ============
     $         --      $         --      $         --     $         --     $         --      $         --
     ============      ============      ============     ============     ============      ============
     $       8.91      $       9.96      $         --     $       8.40     $      10.08      $      11.36
     ============      ============      ============     ============     ============      ============
     $    431,040      $    151,839      $     14,836     $    117,713     $    759,966      $  1,454,781
     ============      ============      ============     ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2003
(Unaudited)


                                                                                FIDELITY(R) VIP
                                            FIDELITY(R) VIP   FIDELITY(R) VIP     INVESTMENT      FIDELITY(R) VIP
                                               GROWTH--         INDEX 500--      GRADE BOND--        MID-CAP--
                                             INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                            ---------------------------------------------------------------------
ASSETS:
  Investment at net asset value...........   $     65,061      $    187,519      $    340,754      $    110,783

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for mortality and
    expense risk charges..................             41               109               208                59
                                             ------------      ------------      ------------      ------------
      Total net assets....................   $     65,020      $    187,410      $    340,546      $    110,724
                                             ============      ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    CSVUL Policies........................   $         --      $         --      $         --      $         --
    CESVUL Policies.......................             --                --                --                --
    CESVUL2 Policies......................         65,020           187,410           340,546           110,724
                                             ------------      ------------      ------------      ------------
      Total net assets....................   $     65,020      $    187,410      $    340,546      $    110,724
                                             ============      ============      ============      ============
    CSVUL Variable accumulation unit
      value...............................   $         --      $         --      $         --      $         --
                                             ============      ============      ============      ============
    CESVUL Variable accumulation unit
      value...............................   $         --      $         --      $         --      $         --
                                             ============      ============      ============      ============
    CESVUL2 Variable accumulation unit
      value...............................   $       8.61      $      10.52      $      11.35      $       9.40
                                             ============      ============      ============      ============
Identified Cost of Investment.............   $     59,694      $    173,989      $    334,311      $    100,433
                                             ============      ============      ============      ============

Not all Investment Divisions are available under all policies.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                      JANUS ASPEN
                     JANUS ASPEN         SERIES        LORD ABBETT
                        SERIES         WORLDWIDE      SERIES FUND--        MFS(R)
  FIDELITY(R) VIP     BALANCED--        GROWTH--         MID-CAP       INVESTORS TRUST   MFS(R) UTILITIES
    OVERSEAS--      INSTITUTIONAL    INSTITUTIONAL        VALUE           SERIES--           SERIES--
   INITIAL CLASS        SHARES           SHARES         PORTFOLIO       INITIAL CLASS     INITIAL CLASS
  -------------------------------------------------------------------------------------------------------
<S
   $      4,030      $ 10,502,680     $    391,349     $     80,432     $     48,860       $    202,553

              3            18,394              696               13               32                135
   ------------      ------------     ------------     ------------     ------------       ------------
   $      4,027      $ 10,484,286     $    390,653     $     80,419     $     48,828       $    202,418
   ============      ============     ============     ============     ============       ============
   $         --      $ 10,085,048     $    365,167     $         --     $         --       $         --
             --                --               --               --               --                 --
          4,027           399,238           25,486           80,419           48,828            202,418
   ------------      ------------     ------------     ------------     ------------       ------------
   $      4,027      $ 10,484,286     $    390,653     $     80,419     $     48,828       $    202,418
   ============      ============     ============     ============     ============       ============
   $         --      $      13.65     $       8.98     $         --     $         --       $         --
   ============      ============     ============     ============     ============       ============
   $         --      $         --     $         --     $         --     $         --       $         --
   ============      ============     ============     ============     ============       ============
   $      10.19      $       9.89     $       8.41     $      10.27     $      10.35       $       9.93
   ============      ============     ============     ============     ============       ============
   $      3,720      $ 11,017,912     $    511,407     $     82,133     $     47,445       $    207,644
   ============      ============     ============     ============     ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2003
(Unaudited)

                                             MORGAN STANLEY
                                                  UIF          MORGAN STANLEY
                                                EMERGING          UIF U.S.      T. ROWE PRICE    T. ROWE PRICE
                                                MARKETS        REAL ESTATE--    EQUITY INCOME     LIMITED-TERM
                                            EQUITY-- CLASS I      CLASS I         PORTFOLIO      BOND PORTFOLIO
                                            -------------------------------------------------------------------
ASSETS:
  Investment at net asset value...........    $     19,569      $    435,505     $  1,333,032     $     43,067

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for mortality and
    expense risk charges..................              40               179            1,154               22
                                              ------------      ------------     ------------     ------------
      Total net assets....................    $     19,529      $    435,326     $  1,331,878     $     43,045
                                              ============      ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    CSVUL Policies........................    $     19,529      $         --     $    269,255     $         --
    CESVUL Policies.......................              --                --               --               --
    CESVUL2 Policies......................              --           435,326        1,062,623           43,045
                                              ------------      ------------     ------------     ------------
      Total net assets....................    $     19,529      $    435,326     $  1,331,878     $     43,045
                                              ============      ============     ============     ============
    CSVUL Variable accumulation unit
      value...............................    $       7.85      $         --     $      10.80     $         --
                                              ============      ============     ============     ============
    CESVUL Variable accumulation unit
      value...............................    $         --      $         --     $         --     $         --
                                              ============      ============     ============     ============
    CESVUL2 Variable accumulation unit
      value...............................    $         --      $      10.28     $       9.15     $      10.53
                                              ============      ============     ============     ============
Identified Cost of Investment.............    $     18,018      $    436,012     $  1,376,467     $     42,186
                                              ============      ============     ============     ============

Not all Investment Divisions are available under all policies.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the six months ended June 30, 2003
(Unaudited)


                                                                 MainStay VP
                                                MainStay VP        Capital        MainStay VP      MainStay VP      MainStay VP
                                                   Bond--       Appreciation--        Cash        Convertible--     Government--
                                               Initial Class    Initial Class      Management     Initial Class    Initial Class
                                               -------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income............................  $          --    $       3,789    $      19,226    $           1    $         205
  Mortality and expense risk charges.........        (13,185)         (61,121)          (6,750)              (2)          (2,668)
                                               -------------    -------------    -------------    -------------    -------------
      Net investment income (loss)...........        (13,185)         (57,332)          12,476               (1)          (2,463)
                                               -------------    -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments..........        107,372          317,855        1,105,829               75           25,476
  Cost of investments sold...................       (103,442)        (622,894)      (1,105,850)             (76)         (23,806)
                                               -------------    -------------    -------------    -------------    -------------
      Net realized gain (loss) on
        investments..........................          3,930         (305,039)             (21)              (1)           1,670
  Realized gain distribution received........             --               --               --               --               --
  Change in unrealized appreciation
    (depreciation) on investments............        153,329        2,104,691             (122)             156           20,347
                                               -------------    -------------    -------------    -------------    -------------
      Net gain (loss) on investments.........        157,259        1,799,652             (143)             155           22,017
                                               -------------    -------------    -------------    -------------    -------------
        Net increase (decrease) in net assets
          resulting from operations..........  $     144,074    $   1,742,320    $      12,333    $         154    $      19,554
                                               =============    =============    =============    =============    =============

                                                MainStay VP                       MainStay VP          Alger
                                                  American       MainStay VP      Eagle Asset         American
                                                  Century       Dreyfus Large      Management          Small
                                                 Income and        Company           Growth       Capitalization--      Calvert
                                                  Growth--         Value--          Equity--          Class O            Social
                                               Initial Class    Initial Class    Initial Class         Shares           Balanced
                                               -------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income............................  $          --    $          61    $          49     $          --     $          --
  Mortality and expense risk charges.........             (2)          (1,032)            (816)             (441)              (81)
                                               -------------    -------------    -------------     -------------     -------------
      Net investment income (loss)...........             (2)            (971)            (767)             (441)              (81)
                                               -------------    -------------    -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments..........             38           11,256            8,983            14,141            12,672
  Cost of investments sold...................            (46)         (14,620)         (16,896)          (25,601)          (12,984)
                                               -------------    -------------    -------------     -------------     -------------
      Net realized gain (loss) on
        investments..........................             (8)          (3,364)          (7,913)          (11,460)             (312)
  Realized gain distribution received........             --               --               --                --                --
  Change in unrealized appreciation
    (depreciation) on investments............            242           32,266           42,180            31,741             2,457
                                               -------------    -------------    -------------     -------------     -------------
      Net gain (loss) on investments.........            234           28,902           34,267            20,281             2,145
                                               -------------    -------------    -------------     -------------     -------------
        Net increase (decrease) in net assets
          resulting from operations..........  $         232    $      27,931    $      33,500     $      19,840     $       2,064
                                               =============    =============    =============     =============     =============

 Not all Investment Divisions are available under all policies.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                     MainStay VP
     MainStay VP     High Yield      MainStay VP     MainStay VP     MainStay VP     MainStay VP
       Growth         Corporate        Indexed      International      Mid Cap          Total        MainStay VP
      Equity--         Bond--         Equity--        Equity--         Core--         Return--         Value--
    Initial Class   Initial Class   Initial Class   Initial Class   Initial Class   Initial Class   Initial Class
    -------------------------------------------------------------------------------------------------------------

    $      3,124    $      3,092    $      5,348    $         --    $         --    $        284    $          16
         (88,235)         (9,059)       (264,762)        (44,185)            (20)         (3,649)             (57)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
         (85,111)         (5,967)       (259,414)        (44,185)            (20)         (3,365)             (41)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
         541,637         145,141       1,391,138         253,277             451          21,323            1,154
        (901,122)       (158,655)     (2,143,795)       (330,033)           (456)        (34,766)          (1,208)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
        (359,485)        (13,514)       (752,657)        (76,756)             (5)        (13,443)             (54)
              --              --              --              --              --              --               --
       2,779,951         517,915       9,379,044       1,237,279           1,965         113,308            3,734
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
       2,420,466         504,401       8,626,387       1,160,523           1,960          99,865            3,680
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  2,335,355    $    498,434    $  8,366,973    $  1,116,338    $      1,940    $     96,500    $       3,639
    =============   =============   =============   =============   =============   =============   =============

                                                                                               FIDELITY(R) VIP
      Dreyfus VIF                        Fidelity(R) VIP                                         INVESTMENT
       Developing      Fidelity(R) VIP       EQUITY-       FIDELITY(R) VIP   FIDELITY(R) VIP        GRADE        FIDELITY(R) VIP
       LEADERS--       CONTRAFUND(R)--      INCOME--          GROWTH--         INDEX 500--         BOND--           MID-CAP--
     Initial Shares     Initial Class     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
     $          --      $       2,454     $      18,937     $          45     $         841     $       9,301     $          80
              (103)            (1,376)           (4,045)              (51)             (142)             (356)              (71)
     -------------      -------------     -------------     -------------     -------------     -------------     -------------
              (103)             1,078            14,892                (6)              699             8,945                 9
     -------------      -------------     -------------     -------------     -------------     -------------     -------------
             2,114             47,686            53,542               526             3,133            11,509             1,025
            (2,697)           (56,801)          (65,132)             (661)           (3,297)          (10,908)           (1,194)
     -------------      -------------     -------------     -------------     -------------     -------------     -------------
              (583)            (9,115)          (11,590)             (135)             (164)              601              (169)
                --                 --                --                --                --             3,273                --
            15,498             53,857           140,235             7,725            16,757               954            10,796
     -------------      -------------     -------------     -------------     -------------     -------------     -------------
            14,915             44,742           128,645             7,590            16,593             4,828            10,627
     -------------      -------------     -------------     -------------     -------------     -------------     -------------
     $      14,812      $      45,820     $     143,537     $       7,584     $      17,292     $      13,773     $      10,636
     =============      =============     =============     =============     =============     =============     =============


     FIDELITY(R) VIP
       OVERSEAS--
      INITIAL CLASS
    ----------------

      $          19
                 (3)
      -------------
                 16
      -------------
                162
               (180)
      -------------
                (18)
                 --
                479
      -------------
                461
      -------------
      $         477
      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2003
(Unaudited)

                                                                Janus Aspen
                                                Janus Aspen       Series        Lord Abbett       MFS(R)
                                                  Series         Worldwide     Series Fund--     Investors        MFS(R)
                                                Balanced--       Growth--         Mid-Cap          Trust         Utilities
                                               Institutional   Institutional       Value         Series--        Series--
                                                  Shares          Shares         Portfolio     Initial Class   Initial Class
                                               -----------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income............................  $     127,181   $       3,243   $         --    $         324   $       4,472
  Mortality and expense risk charges.........        (33,935)         (1,184)           (18)             (57)           (223)
                                               -------------   -------------   -------------   -------------   -------------
      Net investment income (loss)...........         93,246           2,059            (18)             267           4,249
                                               -------------   -------------   -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments..........        223,180          25,150            306            1,768           2,227
  Cost of investments sold...................       (211,505)        (54,301)          (327)          (1,848)         (2,646)
                                               -------------   -------------   -------------   -------------   -------------
      Net realized gain (loss) on
        investments..........................         11,675         (29,151)           (21)             (80)           (419)
  Realized gain distribution received........             --              --             --               --              --
  Change in unrealized appreciation
    (depreciation) on investments............        494,621          53,668         (1,348)           3,769          31,315
                                               -------------   -------------   -------------   -------------   -------------
      Net gain (loss) on investments.........        506,296          24,517         (1,369)           3,689          30,896
                                               -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets
          resulting from operations..........  $     599,542   $      26,576   $     (1,387)   $       3,956   $      35,145
                                               =============   =============   =============   =============   =============

 Not all Investment Divisions are available under all policies.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


    Morgan Stanley
     UIF Emerging    Morgan Stanley                     T.Rowe Price
       Markets       UIF U.S. Real     T.Rowe Price       Limited-
       Equity--         Estate--      Equity Income      Term Bond
       Class I          Class I         Portfolio        Portfolio
    -----------------------------------------------------------------
    $          --    $          --    $       9,257    $         694
              (68)            (299)          (1,944)             (42)
    -------------    -------------    -------------    -------------
              (68)            (299)           7,313              652
    -------------    -------------    -------------    -------------
            4,745            3,763           75,397              954
           (4,635)          (4,276)         (85,440)            (938)
    -------------    -------------    -------------    -------------
              110             (513)         (10,043)              16
               --               --               --               --
            2,215           30,566          101,478              553
    -------------    -------------    -------------    -------------
            2,325           30,053           91,435              569
    -------------    -------------    -------------    -------------
    $       2,257    $      29,754    $      98,748    $       1,221
    =============    =============    =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2003 and the year ended December 31, 2002
(Unaudited)

                                                                  MAINSTAY VP                   MAINSTAY VP
                                                                    BOND--                CAPITAL APPRECIATION--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2003           2002           2003           2002
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).........................  $    (13,185)  $    120,497   $    (57,332)  $   (125,758)
   Net realized gain (loss) on investments..............         3,930         (3,464)      (305,039)      (443,230)
   Realized gain distribution received..................            --          2,924             --             --
   Change in unrealized appreciation (depreciation) on
     investments........................................       153,329        146,556      2,104,691     (7,401,453)
                                                          ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations........................       144,074        266,513      1,742,320     (7,970,441)
                                                          ------------   ------------   ------------   ------------
 Contributions and (withdrawals):
   Payments received from policyowners..................       631,248        630,723        189,448        180,061
   Cost of insurance....................................       (67,222)      (117,734)      (259,471)      (470,377)
   Policyowners' surrenders.............................            --           (354)            --         (1,023)
   Net transfers from (to) Fixed Account................            --             57             --         28,863
   Transfers between Investment Divisions...............            --          1,972             --             --
   Policyowners' death benefits.........................            --        (14,629)            --             --
                                                          ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)................       564,026        500,035        (70,023)      (262,476)
                                                          ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained
     by the Separate Account............................          (164)          (327)        (1,810)        12,295
                                                          ------------   ------------   ------------   ------------
       Increase (decrease) in net assets................       707,936        766,221      1,670,487     (8,220,622)
NET ASSETS:
   Beginning of period..................................     3,330,383      2,564,162     17,246,796     25,467,418
                                                          ------------   ------------   ------------   ------------
   End of period........................................  $  4,038,319   $  3,330,383   $ 18,917,283   $ 17,246,796
                                                          ============   ============   ============   ============

                                                                  MAINSTAY VP
                                                                  HIGH YIELD                    MAINSTAY VP
                                                               CORPORATE BOND--              INDEXED EQUITY--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2003           2002           2003           2002
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).........................  $     (5,967)  $    203,491   $   (259,414)  $    483,540
   Net realized gain (loss) on investments..............       (13,514)       (19,918)      (752,657)    (1,068,212)
   Realized gain distribution received..................            --             --             --        270,694
   Change in unrealized appreciation (depreciation) on
     investments........................................       517,915       (189,678)     9,379,044    (21,870,329)
                                                          ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets resulting
       from operations..................................       498,434         (6,105)     8,366,973    (22,184,307)
                                                          ------------   ------------   ------------   ------------
 Contributions and (withdrawals):
   Payments received from policyowners..................       491,266        523,304      1,196,673      1,253,048
   Cost of insurance....................................       (54,287)       (83,379)    (1,107,894)    (1,982,062)
   Policyowners' surrenders.............................       (57,620)        (2,690)       (31,019)       (28,472)
   Net transfers from (to) Fixed Account................            --        (10,199)            --         22,086
   Transfers between Investment Divisions...............            --      1,100,177             --             --
   Policyowners' death benefits.........................            --         (4,277)            --         (3,624)
                                                          ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)................       379,359      1,522,936         57,760       (739,024)
                                                          ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained
     by the Separate Account............................          (727)           188         (9,068)        41,666
                                                          ------------   ------------   ------------   ------------
       Increase (decrease) in net assets................       877,066      1,517,019      8,415,665    (22,881,665)
NET ASSETS:
   Beginning of period..................................     2,069,463        552,444     74,087,493     96,969,158
                                                          ------------   ------------   ------------   ------------
   End of period........................................  $  2,946,529   $  2,069,463   $ 82,503,158   $ 74,087,493
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period April 2002 (Commencement of Investments) through December 2002.
(b) For the period May 2002 (Commencement of Investments) through December 2002.
(c) For the period November 2002 (Commencement of Investments) through December 2002.
(d) For the period December 2002 (Commencement of Investments) through December 2002.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                          MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                  CONVERTIBLE--                 GOVERNMENT--                 GROWTH EQUITY--
          CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002           2003           2002
    ---------------------------------------------------------------------------------------------------------------------
    $     12,476   $     29,273   $         (1)  $         32   $     (2,463)  $     14,569   $    (85,111)  $     64,437
             (21)            23             (1)            --          1,670          1,443       (359,485)      (476,887)
              --             22             --             --             --             --             --             --
            (122)           (19)           156            (52)        20,347         39,360      2,779,951     (7,695,754)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          12,333         29,299            154            (20)        19,554         55,372      2,335,355     (8,108,204)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         732,917         94,936            808             --        140,149        145,489      1,187,648      1,200,468
         (62,026)       (59,762)           (74)           (12)       (15,626)       (28,146)      (390,923)      (702,533)
              --       (840,034)            --             --             --        (19,667)       (40,856)       (51,631)
         957,187      4,893,791             --          1,145         21,596         18,692           (223)       109,257
        (652,016)            --             --             --             --             --             --             --
              --             --             --             --             --         (3,550)            --         (3,336)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         976,062      4,088,931            734          1,133        146,119        112,818        755,646        552,225
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             (10)           (25)            --             --            (18)           (83)        (2,307)        14,194
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         988,385      4,118,205            888          1,113        165,655        168,107      3,088,694     (7,541,785)
       4,271,241        153,036          1,113             --        676,771        508,664     24,392,946     31,934,731
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  5,259,626   $  4,271,241   $      2,001   $      1,113   $    842,426   $    676,771   $ 27,481,640   $ 24,392,946
    ============   ============   ============   ============   ============   ============   ============   ============

            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
      INTERNATIONAL EQUITY--            MID CAP CORE--                TOTAL RETURN--                    VALUE--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003         2002(C)          2003           2002           2003           2002
    ---------------------------------------------------------------------------------------------------------------------
    $    (44,185)  $     88,612   $        (20)  $         44   $     (3,365)  $     15,747   $        (41)  $        532
         (76,756)      (109,744)            (5)             1        (13,443)       (17,598)           (54)        (5,162)
              --             --             --             --             --             --             --             35
       1,237,279       (671,675)         1,965           (463)       113,308       (160,010)         3,734            (64)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,116,338       (692,807)         1,940           (418)        96,500       (161,861)         3,639         (4,659)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         144,259        151,899             --             --        288,889        290,034          9,139         14,972
        (194,501)      (320,427)          (437)           (73)       (18,207)       (31,566)        (1,313)        (2,861)
         (19,195)        (4,285)            --             --             --             --             --        (18,736)
              --         56,516             --         16,532             --             --             --         30,848
              --         (1,034)            --             --             --             --             --             --
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (69,437)      (117,331)          (437)        16,459        270,682        258,468          7,826         24,223
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (1,315)         2,698             (1)            --           (103)           257             (1)             8
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,045,586       (807,440)         1,502         16,041        367,079         96,864         11,464         19,572
      12,768,568     13,576,008         16,041             --        796,830        699,966         41,105         21,533
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 13,814,154   $ 12,768,568   $     17,543   $     16,041   $  1,163,909   $    796,830   $     52,569   $     41,105
    ============   ============   ============   ============   ============   ============   ============   ============

             MAINSTAY VP
          AMERICAN CENTURY
         INCOME AND GROWTH--
            INITIAL CLASS
     ---------------------------
         2003         2002(B)
     ---------------------------
     $         (2)  $         22
               (8)            (7)
               --             --
              242           (448)
     ------------   ------------
              232           (433)
     ------------   ------------
               --             --
              (36)           (42)
               --             --
               --          2,532
               --             --
               --             --
     ------------   ------------
              (36)         2,490
     ------------   ------------
               --             --
     ------------   ------------
              196          2,057
            2,057             --
     ------------   ------------
     $      2,253   $      2,057
     ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2003 and the year ended December 31, 2002
(Unaudited)

                                                                                                MAINSTAY VP
                                                                  MAINSTAY VP                   EAGLE ASSET
                                                                 DREYFUS LARGE                  MANAGEMENT
                                                                COMPANY VALUE--               GROWTH EQUITY--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2003           2002           2003           2002
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).........................  $       (971)  $       (211)  $       (767)  $     (1,331)
   Net realized gain (loss) on investments..............        (3,364)        (7,090)        (7,913)       (14,968)
   Realized gain distribution received..................            --             --             --             --
   Change in unrealized appreciation (depreciation) on
     investments........................................        32,266        (77,215)        42,180        (63,714)
                                                          ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets resulting
       from operations..................................        27,931        (84,516)        33,500        (80,013)
                                                          ------------   ------------   ------------   ------------
 Contributions and (withdrawals):
   Payments received from policyowners..................        43,280         44,223         39,687         51,269
   Cost of insurance....................................       (10,280)       (19,353)        (8,283)       (12,875)
   Policyowners' surrenders.............................            --        (26,657)            --         (8,403)
   Net transfers from (to) Fixed Account................            --         26,551             --         62,454
   Transfers between Investment Divisions...............            --             --             --             --
   Policyowners' death benefits.........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)................        33,000         24,764         31,404         92,445
                                                          ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained
     by the Separate Account............................           (29)           146            (35)           126
                                                          ------------   ------------   ------------   ------------
       Increase (decrease) in net assets................        60,902        (59,606)        64,869         12,558
NET ASSETS:
   Beginning of period..................................       284,191        343,797        246,034        233,476
                                                          ------------   ------------   ------------   ------------
   End of period........................................  $    345,093   $    284,191   $    310,903   $    246,034
                                                          ============   ============   ============   ============

                                                                FIDELITY(R) VIP                FIDELITY(R) VIP
                                                                EQUITY-INCOME--                    GROWTH--
                                                                 INITIAL CLASS                  INITIAL CLASS
                                                          ---------------------------   ------------------------------
                                                              2003           2002           2003           2002(B)
                                                          ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).........................  $     14,892   $     11,530   $         (6)   $        (15)
   Net realized gain (loss) on investments..............       (11,590)        (7,883)          (135)            (75)
   Realized gain distribution received..................            --         25,632             --              --
   Change in unrealized appreciation (depreciation) on
     investments........................................       140,235       (221,321)         7,725          (2,358)
                                                          ------------   ------------   ------------    ------------
     Net increase (decrease) in net assets resulting
       from operations..................................       143,537       (192,042)         7,584          (2,448)
                                                          ------------   ------------   ------------    ------------
 Contributions and (withdrawals):
   Payments received from policyowners..................       256,428        285,205          5,219          12,823
   Cost of insurance....................................       (25,806)       (46,971)          (549)           (316)
   Policyowners' surrenders.............................       (10,536)       (16,485)            --              --
   Net transfers from (to) Fixed Account................            42          6,363         37,794           4,916
   Transfers between Investment Divisions...............            --             --             --              --
   Policyowners' death benefits.........................            --         (7,396)            --              --
                                                          ------------   ------------   ------------    ------------
     Net contributions and (withdrawals)................       220,128        220,716         42,464          17,423
                                                          ------------   ------------   ------------    ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained
     by the Separate Account............................          (136)           440             (2)             (1)
                                                          ------------   ------------   ------------    ------------
       Increase (decrease) in net assets................       363,529         29,114         50,046          14,974
NET ASSETS:
   Beginning of period..................................       990,731        961,617         14,974              --
                                                          ------------   ------------   ------------    ------------
   End of period........................................  $  1,354,260   $    990,731   $     65,020    $     14,974
                                                          ============   ============   ============    ============

Not all Investment Divisions are available under all policies.
(a) For the period April 2002 (Commencement of Investments) through December 2002.
(b) For the period May 2002 (Commencement of Investments) through December 2002.
(c) For the period November 2002 (Commencement of Investments) through December 2002.
(d) For the period December 2002 (Commencement of Investments) through December 2002.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


          ALGER AMERICAN                                                  DREYFUS VIF                   FIDELITY(R) VIP
      SMALL CAPITALIZATION--                CALVERT                  DEVELOPING LEADERS--               CONTRAFUND(R)--
          CLASS O SHARES                SOCIAL BALANCED                 INITIAL SHARES                   INITIAL CLASS
    ---------------------------   ---------------------------   -------------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002(B)            2003           2002
    -------------------------------------------------------------------------------------------------------------------------
    $       (441)  $       (671)  $        (81)  $        633   $       (103)    $         (5)    $      1,078   $        490
         (11,460)       (23,184)          (312)        (4,926)          (583)              (9)          (9,115)       (16,251)
              --             --             --             --             --               --               --             --
          31,741         (4,805)         2,457          2,532         15,498           (1,887)          53,857        (26,003)
    ------------   ------------   ------------   ------------   ------------     ------------     ------------   ------------
          19,840        (28,660)         2,064         (1,761)        14,812           (1,901)          45,820        (41,764)
    ------------   ------------   ------------   ------------   ------------     ------------     ------------   ------------
          34,286         52,563            414         23,100          8,883               --           96,377         80,417
          (2,892)        (5,081)        (1,872)        (3,453)        (2,080)            (295)         (13,461)       (22,834)
         (10,882)            --        (10,711)            --             --               --           (6,981)       (60,058)
              14        (20,927)            --        (28,547)        75,588           36,240             (201)       127,514
           9,345             --             --             --             --               --          153,660             --
              --           (408)            --           (466)            --               --               --           (316)
    ------------   ------------   ------------   ------------   ------------     ------------     ------------   ------------
          29,871         26,147        (12,169)        (9,366)        82,391           35,945          229,394        124,723
    ------------   ------------   ------------   ------------   ------------     ------------     ------------   ------------
             (26)            51             (2)             2             (5)              --              (39)            77
    ------------   ------------   ------------   ------------   ------------     ------------     ------------   ------------
          49,685         (2,462)       (10,107)       (11,125)        97,198           34,044          275,175         83,036
          97,997        100,459         25,274         36,399         34,044               --          452,511        369,475
    ------------   ------------   ------------   ------------   ------------     ------------     ------------   ------------
    $    147,682   $     97,997   $     15,167   $     25,274   $    131,242     $     34,044     $    727,686   $    452,511
    ============   ============   ============   ============   ============     ============     ============   ============

                                        FIDELITY(R) VIP
          FIDELITY(R)VIP                  INVESTMENT                  FIDELITY(R) VIP               FIDELITY(R) VIP
            INDEX 500--                  GRADE BOND--                    MID-CAP--                    OVERSEAS--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003         2002(D)          2003         2002(B)          2003         2002(B)          2003         2002(D)
    ---------------------------------------------------------------------------------------------------------------------
    $        699   $        (11)  $      8,945   $        (66)  $          9   $         (8)  $         16   $         --
            (164)            --            601             14           (169)           (20)           (18)            --
              --             --          3,273             --             --             --             --             --
          16,757         (3,228)           954          5,489         10,796           (446)           479           (170)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          17,292         (3,239)        13,773          5,437         10,636           (474)           477           (170)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           4,039             --         29,883          4,319             --          4,318          1,615             --
          (3,084)          (403)       (11,299)        (1,959)        (1,006)          (205)          (160)           (25)
              --             --             --             --             --             --             --             --
          97,184         56,936         59,390        231,663         64,789         13,978             --          2,290
          18,691             --          9,345             --         18,691             --             --             --
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         116,830         56,533         87,319        234,023         82,474         18,091          1,455          2,265
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              (6)            --             (5)            (1)            (3)            --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         134,116         53,294        101,087        239,459         93,107         17,617          1,932          2,095
          53,294             --        239,459             --         17,617             --          2,095             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    187,410   $     53,294   $    340,546   $    239,459   $    110,724   $     17,617   $      4,027   $      2,095
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2003 and the year ended December 31, 2002
(Unaudited)

                                                                  JANUS ASPEN                   JANUS ASPEN
                                                                    SERIES                        SERIES
                                                                  BALANCED--                WORLDWIDE GROWTH--
                                                             INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
                                                          ---------------------------   ---------------------------
                                                              2003           2002           2003           2002
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).........................  $     93,246   $    173,607   $      2,059   $        722
   Net realized gain (loss) on investments..............        11,675        168,243        (29,151)       (36,419)
   Realized gain distribution received..................            --             --             --             --
   Change in unrealized appreciation (depreciation) on
     investments........................................       494,621     (1,080,792)        53,668        (54,391)
                                                          ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations........................       599,542       (738,942)        26,576        (90,088)
                                                          ------------   ------------   ------------   ------------
 Contributions and (withdrawals):
   Payments received from policyowners..................       477,777        471,065        104,475        105,737
   Cost of insurance....................................      (154,557)      (279,642)       (10,304)       (19,768)
   Policyowners' surrenders.............................        (3,548)       (78,905)       (15,235)        (7,911)
   Net transfers from (to) Fixed Account................           (11)       309,131         21,596          9,251
   Transfers between Investment Divisions...............            --     (1,100,177)            --           (938)
   Policyowners' death benefits.........................            --        (17,822)            --             --
                                                          ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)................       319,661       (696,350)       100,532         86,371
                                                          ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained
     by the Separate Account............................          (610)         1,588            (25)           168
                                                          ------------   ------------   ------------   ------------
       Increase (decrease) in net assets................       918,593     (1,433,704)       127,083         (3,549)
NET ASSETS:
   Beginning of period..................................     9,565,693     10,999,397        263,570        267,119
                                                          ------------   ------------   ------------   ------------
   End of period........................................  $ 10,484,286   $  9,565,693   $    390,653   $    263,570
                                                          ============   ============   ============   ============

                                                                MORGAN STANLEY
                                                                      UIF
                                                                     U.S.                      T. ROWE PRICE
                                                                 REAL ESTATE--                 EQUITY INCOME
                                                                    CLASS I                      PORTFOLIO
                                                          ---------------------------   ---------------------------
                                                              2003         2002(A)          2003           2002
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).........................  $       (299)  $      6,641   $      7,313   $      9,830
   Net realized gain (loss) on investments..............          (513)          (180)       (10,043)        (5,052)
   Realized gain distribution received..................            --          4,968             --            310
   Change in unrealized appreciation (depreciation) on
     investments........................................        30,566        (31,073)       101,478       (144,542)
                                                          ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations........................        29,754        (19,644)        98,748       (139,454)
                                                          ------------   ------------   ------------   ------------
 Contributions and (withdrawals):
   Payments received from policyowners..................           807             --        131,115        139,244
   Cost of insurance....................................        (3,511)        (2,813)       (30,383)       (46,295)
   Policyowners' surrenders.............................            --             --        (48,450)       (19,845)
   Net transfers from (to) Fixed Account................            --        243,556         91,785        799,471
   Transfers between Investment Divisions...............       187,172             --        173,154             --
   Policyowners' death benefits.........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)................       184,468        240,743        317,221        872,575
                                                          ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained
     by the Separate Account............................           (11)            16            (57)           167
                                                          ------------   ------------   ------------   ------------
       Increase (decrease) in net assets................       214,211        221,115        415,912        733,288
NET ASSETS:
   Beginning of period..................................       221,115             --        915,966        182,678
                                                          ------------   ------------   ------------   ------------
   End of period........................................  $    435,326   $    221,115   $  1,331,878   $    915,966
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period April 2002 (Commencement of Investments) through December 2002.
(b) For the period May 2002 (Commencement of Investments) through December 2002.
(c) For the period November 2002 (Commencement of Investments) through December 2002.
(d) For the period December 2002 (Commencement of Investments) through December 2002.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

            LORD ABBETT                     MFS(R)                                                  MORGAN STANLEY
           SERIES FUND--                   INVESTORS                      MFS(R)                          UIF
           MID-CAP VALUE                TRUST SERIES--              UTILITIES SERIES--             EMERGING MARKETS
             PORTFOLIO                   INITIAL CLASS                 INITIAL CLASS                EQUITY--CLASS I
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003         2002(D)          2003         2002(D)          2003         2002(A)          2003           2002
    ---------------------------------------------------------------------------------------------------------------------
    $        (18)  $         52   $        267   $         (9)  $      4,249   $      3,804   $        (68)  $       (115)
             (21)            --            (80)            --           (419)          (618)           110           (341)
              --             --             --             --             --             --             --             --
          (1,348)          (354)         3,769         (2,353)        31,315        (36,406)         2,215           (925)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (1,387)          (302)         3,956         (2,362)        35,145        (33,220)         2,257         (1,381)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --             --             --             --             --          2,368         10,224
            (298)           (61)        (1,733)          (299)        (2,012)        (2,280)        (1,165)        (2,301)
              --             --             --             --             --             --         (3,513)            --
              --          9,854             --         49,268             --        204,784             --         (9,568)
          72,613             --             --             --             --             --             --             --
              --             --             --             --             --             --             --           (144)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          72,315          9,793         (1,733)        48,969         (2,012)       202,504         (2,310)        (1,789)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --             (2)            --            (18)            19             (3)             1
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          70,928          9,491          2,221         46,607         33,115        169,303            (56)        (3,169)
           9,491             --         46,607             --        169,303             --         19,585         22,754
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $     80,419   $      9,491   $     48,828   $     46,607   $    202,418   $    169,303   $     19,529   $     19,585
    ============   ============   ============   ============   ============   ============   ============   ============


            T. ROWE PRICE
          LIMITED-TERM BOND
              PORTFOLIO
    ------------------------------
        2003            2002(C)
    ------------------------------
    $        652      $        156
              16                --
              --                --
             553               328
    ------------      ------------
           1,221               484
    ------------      ------------
              --                --
            (924)             (146)
              --                --
              --            33,065
           9,345                --
              --                --
    ------------      ------------
           8,421            32,919
    ------------      ------------
              --                --
    ------------      ------------
           9,642            33,403
          33,403                --
    ------------      ------------
    $     43,045      $     33,403
    ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I ("CSVUL Separate Account-I") was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds Corporate Sponsored Variable Universal Life policies ("CSVUL policies"), Corporate Executive Series Variable Universal Life policies ("CESVUL policies"), and CorpExec VUL policies ("CESVUL2 policies"). The policies are designed for Group or Sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors Inc. NYLIFE Distributors Inc. is a wholly owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), which is a wholly owned subsidiary of New York Life Insurance Company. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. As of December 31, 2002, there are no longer any CESVUL policies in force, and sales of CESVUL policies have discontinued.

The assets of CSVUL Separate Account-I are invested in the shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the American Century(R) Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Lord Abbett Series Fund, Inc., the MFS(R) Variable Insurance Trust(SM), The Universal Institutional Funds, Inc., Scudder VIT Funds, the T. Rowe Price Equity Series, Inc., and the
T. Rowe Price Fixed Income Series, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc. and Lord, Abbett & Co., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

The following Investment Divisions are available to CSVUL policyowners: MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP Growth Equity, MainStay VP High Yield Corporate Bond, MainStay VP Indexed Equity, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Small Capitalization (Class O Shares), Calvert Social Balanced, Fidelity(R) VIP Contrafund(R) (Initial Class), Fidelity(R) VIP Equity-Income (Initial Class), Janus Aspen Series Balanced (Institutional Shares), Janus Aspen Series Worldwide Growth (Institutional Shares), Morgan Stanley UIF Emerging Markets Equity (Class I), and T. Rowe Price Equity Income Portfolio.

The following Investment Divisions are available to CESVUL2 policyowners:
MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP Growth Equity, MainStay VP High Yield Corporate Bond, MainStay VP Indexed Equity, MainStay VP International Equity, MainStay VP Mid Cap Core, MainStay VP Mid Cap Growth, MainStay VP Small Cap Growth, MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Leveraged AllCap (Class O Shares), Alger American Small Capitalization (Class O Shares), American Century VP International (Class II), American Century VP Value (Class II), Calvert Social Balanced, Dreyfus IP Technology Growth (Initial Shares), Dreyfus VIF Developing Leaders (Initial Shares), Fidelity(R) VIP Contrafund(R) (Initial Class), Fidelity(R) VIP Equity-Income (Initial Class), Fidelity(R) VIP Growth (Initial Class), Fidelity(R) VIP Index 500 (Initial Class), Fidelity(R) VIP Investment Grade Bond (Initial Class), Fidelity(R) VIP Mid-Cap (Initial Class), Fidelity(R) VIP Overseas (Initial Class), Fidelity(R) VIP Value Strategies (Service Class
2), Janus Aspen Series Aggressive Growth (Institutional Shares), Janus Aspen Series Balanced (Institutional Shares), Janus Aspen Series Worldwide Growth (Institutional Shares), Lord Abbett Series Fund -- Mid-Cap Value Portfolio, MFS(R) Investors Trust Series (Initial Class), MFS(R) New Discovery Series (Initial Class), MFS(R) Research Series (Initial Class), MFS(R) Utilities Series (Initial Class), Morgan Stanley UIF Emerging Markets Debt (Class I), Morgan Stanley UIF Emerging Markets Equity (Class I), Morgan Stanley UIF U.S. Real Estate (Class I), Scudder VIT EAFE Equity Index (Class A Shares), Scudder VIT Small Cap Index (Class A Shares), T. Rowe Price Equity Income Portfolio, and T. Rowe Price Limited-Term Bond Portfolio.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

All investments into the MainStay VP Series funds by CSVUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

At the close of the financial reporting period, there have been no investments in the following investment divisions: MainStay VP Mid Cap Growth, MainStay VP Small Cap Growth, MainStay VP Lord Abbett Developing Growth, Alger American Leveraged AllCap (Class O Shares), American Century VP International (Class II), American Century VP Value (Class II), Dreyfus IP Technology Growth (Initial Shares), Fidelity(R) VIP Value Strategies (Service Class 2), Janus Aspen Series Aggressive Growth (Institutional Shares), MFS(R) New Discovery Series (Initial Class), MFS(R) Research Series (Initial Class), Morgan Stanley UIF Emerging Markets Debt (Class I), Scudder VIT EAFE Equity Index (Class A Shares), and Scudder VIT Small Cap Index (Class A Shares).

Initial premium payments received are allocated to NYLIAC's General Account until 20 days (10 days in New York) after the policy delivery date. Thereafter, premium payments are allocated to the Investment Divisions of CSVUL Separate Account-I in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of CSVUL Separate Account-I and the Fixed Account of NYLIAC.

No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At June 30, 2003, the investments of CSVUL Separate Account-I are as follows:

                                              MAINSTAY VP
                        MAINSTAY VP             CAPITAL            MAINSTAY VP        MAINSTAY VP         MAINSTAY VP
                          BOND--            APPRECIATION--            CASH           CONVERTIBLE--        GOVERNMENT--
                       INITIAL CLASS         INITIAL CLASS         MANAGEMENT        INITIAL CLASS       INITIAL CLASS
                       ------------------------------------------------------------------------------------------------
Number of shares.....         283                 1,051                5,263                 --                  74
Identified cost......     $ 3,751               $34,205              $ 5,263            $     2             $   786

                                                                    MAINSTAY VP         MAINSTAY VP
                                              MAINSTAY VP             DREYFUS           EAGLE ASSET             ALGER
                                           AMERICAN CENTURY            LARGE            MANAGEMENT             AMERICAN
                        MAINSTAY VP           INCOME AND              COMPANY             GROWTH                SMALL
                          VALUE--              GROWTH--               VALUE--            EQUITY--          CAPITALIZATION--
                       INITIAL CLASS         INITIAL CLASS         INITIAL CLASS       INITIAL CLASS        CLASS O SHARES
                       ----------------------------------------------------------------------------------------------------
Number of shares.....           4                    --                    39                  31                   11
Identified cost......     $    49               $     2               $   407             $   431              $   152

                                                                                                              JANUS ASPEN
                       FIDELITY(R)VIP                                                     JANUS ASPEN            SERIES
                         INVESTMENT                                                         SERIES             WORLDWIDE
                           GRADE             FIDELITY(R)VIP         FIDELITY(R)VIP        BALANCED--            GROWTH--
                           BOND--               MID-CAP--             OVERSEAS--         INSTITUTIONAL       INSTITUTIONAL
                       INITIAL CLASS          INITIAL CLASS         INITIAL CLASS           SHARES               SHARES
                       ----------------------------------------------------------------------------------------------------
Number of shares.....          25                      6                    --                  486                  18
Identified cost......     $   334                $   100               $     4              $11,018             $   511

  Investment activity for the six months ended June 30, 2003, was as follows:


                                                MAINSTAY VP
                         MAINSTAY VP              CAPITAL              MAINSTAY VP          MAINSTAY VP         MAINSTAY VP
                           BOND--             APPRECIATION--              CASH             CONVERTIBLE--        GOVERNMENT--
                        INITIAL CLASS          INITIAL CLASS           MANAGEMENT          INITIAL CLASS       INITIAL CLASS
                       ------------------------------------------------------------------------------------------------------
Purchases............      $   659                $   191                $ 2,095              $     1             $   169
Proceeds from sales..          107                    318                  1,106                   --                  25

                                                                       MAINSTAY VP          MAINSTAY VP
                                                MAINSTAY VP              DREYFUS            EAGLE ASSET             ALGER
                                             AMERICAN CENTURY             LARGE             MANAGEMENT             AMERICAN
                         MAINSTAY VP            INCOME AND               COMPANY              GROWTH                SMALL
                           VALUE--               GROWTH--                VALUE--             EQUITY--          CAPITALIZATION--
                        INITIAL CLASS          INITIAL CLASS          INITIAL CLASS        INITIAL CLASS        CLASS O SHARES
                       --------------------------------------------------------------------------------------------------------
Purchases............      $     9                $    --                $    43              $    40              $    44
Proceeds from sales..            1                     --                     11                    9                   14

                                                                                                                JANUS ASPEN
                       FIDELITY(R)VIP                                                       JANUS ASPEN            SERIES
                         INVESTMENT                                                           SERIES             WORLDWIDE
                            GRADE             FIDELITY(R)VIP         FIDELITY(R)VIP         BALANCED--            GROWTH--
                           BOND--                MID-CAP--             OVERSEAS--          INSTITUTIONAL       INSTITUTIONAL
                        INITIAL CLASS          INITIAL CLASS          INITIAL CLASS           SHARES               SHARES
                       ------------------------------------------------------------------------------------------------------
Purchases............      $   111                $    84                $     2              $   637             $   128
Proceeds from sales..           12                      1                     --                  223                  25

 Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                     MAINSTAY VP
     MAINSTAY VP      HIGH YIELD       MAINSTAY VP       MAINSTAY VP        MAINSTAY VP
       GROWTH         CORPORATE          INDEXED        INTERNATIONAL         MID CAP          MAINSTAY VP
      EQUITY--          BOND--          EQUITY--           EQUITY--            CORE--         TOTAL RETURN--
    INITIAL CLASS   INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------
         1,680             331             4,189             1,337                  2                 79
       $41,702         $ 2,685          $114,826           $16,488            $    16            $ 1,384


                     DREYFUS                           FIDELITY(R)
                       VIF           FIDELITY(R)           VIP            FIDELITY(R)        FIDELITY(R)
      CALVERT       DEVELOPING           VIP             EQUITY-              VIP                VIP
      SOCIAL        LEADERS--      CONTRAFUND(R)--       INCOME--           GROWTH--         INDEX 500--
     BALANCED     INITIAL SHARES    INITIAL CLASS     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS
    -------------------------------------------------------------------------------------------------------
            9              4                37                69                  2                  2
      $    15        $   118          $    760           $ 1,455            $    60            $   174


     LORD ABBETT                                      MORGAN STANLEY                      T. ROWE     T. ROWE
    SERIES FUND--       MFS(R)          MFS(R)             UIF          MORGAN STANLEY     PRICE       PRICE
       MID-CAP        INVESTORS        UTILITIES     EMERGING MARKETS      UIF U.S.       EQUITY     LIMITED-
        VALUE       TRUST SERIES--     SERIES--          EQUITY--       REAL ESTATE--     INCOME     TERM BOND
      PORTFOLIO     INITIAL CLASS    INITIAL CLASS       CLASS I           CLASS I       PORTFOLIO   PORTFOLIO
    ----------------------------------------------------------------------------------------------------------
             5               3               14                3                34             75           8
       $    82         $    47          $   208          $    18           $   436        $ 1,376     $    42

                     MAINSTAY VP
     MAINSTAY VP      HIGH YIELD       MAINSTAY VP       MAINSTAY VP        MAINSTAY VP
       GROWTH         CORPORATE          INDEXED        INTERNATIONAL         MID CAP          MAINSTAY VP
      EQUITY--          BOND--          EQUITY--           EQUITY--            CORE--         TOTAL RETURN--
    INITIAL CLASS   INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------
       $ 1,214         $   520          $  1,191           $   141            $    --            $   289
           542             145             1,391               253                 --                 21


                     DREYFUS                           FIDELITY(R)
                       VIF           FIDELITY(R)           VIP            FIDELITY(R)        FIDELITY(R)
      CALVERT       DEVELOPING           VIP             EQUITY-              VIP                VIP
      SOCIAL        LEADERS--      CONTRAFUND(R)--       INCOME--           GROWTH--         INDEX 500--
     BALANCED     INITIAL SHARES    INITIAL CLASS     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS
    -------------------------------------------------------------------------------------------------------
      $    --        $    84          $    278           $   289            $    43            $   121
           13              2                48                54                  1                  3


     LORD ABBETT                                        MORGAN STANLEY        MORGAN            T. ROWE           T. ROWE
    SERIES FUND--       MFS(R)           MFS(R)              UIF              STANLEY            PRICE             PRICE
       MID-CAP        INVESTORS         UTILITIES      EMERGING MARKETS      UIF U.S.           EQUITY           LIMITED-
        VALUE       TRUST SERIES--      SERIES--           EQUITY--        REAL ESTATE--        INCOME           TERM BOND
      PORTFOLIO     INITIAL CLASS     INITIAL CLASS        CLASS I            CLASS I          PORTFOLIO         PORTFOLIO
    -----------------------------------------------------------------------------------------------------------------
       $    73         $    --           $     4           $     2            $   188           $   400           $    10
            --               2                 2                 5                  4                75                 1

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts certain charges from all premiums received for CSVUL and CESVUL2 policies. On CSVUL policies, a sales expense charge of 2.25% is deducted to compensate NYLIAC for expenses associated with selling the policies. This charge may increase in the future, but will never exceed 4.5%. A state premium tax charge of 2% is deducted, this charge may increase consistent with changes in the applicable tax law. A federal tax charge of 1.25% is also deducted, this charge may also increase consistent with changes in the applicable tax law.

On CESVUL2 policies, we deduct 2% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 13.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. (2) During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. (3) During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. (4) Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

On CSVUL and CESVUL2 policies, NYLIAC deducts a monthly contract charge of $7.50 and $5.00, respectively, to compensate for costs incurred in providing administrative services including: premium collection, record-keeping and claims processing. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying statement of changes in net assets.

On CSVUL policies, NYLIAC also assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by investment division from the policy's cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years 1-5 and declines each year thereafter to a minimum of 6.5% in year nine. This charge is included with surrenders on the accompanying statement of changes in net assets.

CSVUL Separate Account-I is charged for mortality and expense risks assumed by NYLIAC. For CSVUL policies, these charges are made daily at an annual rate of ..70% of the daily variable accumulation value of each Investment Division for policy years one through ten. For policy years eleven and later, it is expected that these charges will be reduced to an annual rate of .30% of the daily variable accumulation value of each Investment Division. For CESVUL2 policies, in all years, it is expected that the charge will be an annual rate of .25% of the average daily variable accumulation value of each Investment Division's assets. NYLIAC may increase these charges in the future up to a maximum annual rate of .90%. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed on the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

CSVUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts certain charges from all premiums received for CSVUL and CESVUL2 policies. On CSVUL policies, a sales expense charge of 2.25% is deducted to compensate NYLIAC for expenses associated with selling the policies. This charge may increase in the future, but will never exceed 4.5%. A state premium tax charge of 2% is deducted, this charge may increase consistent with changes in the applicable tax law. A federal tax charge of 1.25% is also deducted, this charge may also increase consistent with changes in the applicable tax law.

On CESVUL2 policies, we deduct 2% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 13.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. (2) During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. (3) During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. (4) Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

On CSVUL and CESVUL2 policies, NYLIAC deducts a monthly contract charge of $7.50 and $5.00, respectively, to compensate for costs incurred in providing administrative services including: premium collection, record-keeping and claims processing. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying statement of changes in net assets.

On CSVUL policies, NYLIAC also assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by investment division from the policy's cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years 1-5 and declines each year thereafter to a minimum of 6.5% in year nine. This charge is included with surrenders on the accompanying statement of changes in net assets.

CSVUL Separate Account-I is charged for mortality and expense risks assumed by NYLIAC. For CSVUL policies, these charges are made daily at an annual rate of ..70% of the daily variable accumulation value of each Investment Division for policy years one through ten. For policy years eleven and later, it is expected that these charges will be reduced to an annual rate of .30% of the daily variable accumulation value of each Investment Division. For CESVUL2 policies, in all years, it is expected that the charge will be an annual rate of .25% of the average daily variable accumulation value of each Investment Division's assets. NYLIAC may increase these charges in the future up to a maximum annual rate of .90%. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed on the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

CSVUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the six months ended June 30, 2003, and the year ended December 31, 2002 were as follows:

                                                                    MAINSTAY VP
                                                   MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                     BOND--       APPRECIATION--        CASH
                                                  INITIAL CLASS    INITIAL CLASS     MANAGEMENT
                                                  -------------   ---------------   -------------
                                                  2003    2002     2003     2002    2003    2002
                                                  -----------------------------------------------
CSVUL POLICIES
Units issued on payments received from
  policyowners..................................    47      51       26       19      15       15
Units redeemed on cost of insurance.............    (5)     (9)     (36)     (58)     (4)      (7)
Units redeemed on surrenders....................    --      --       --       --      --       --
Units issued (redeemed) on net transfers from
  (to) Fixed Account............................    --      (1)      --       --      --       --
Units issued (redeemed) on transfers between
  Investment Divisions..........................    --      --       --        1      --       (7)
Units redeemed on death benefits................    --      --       --       --      --       --
                                                   ---     ---    -----    -----    -----   -----
  Net increase (decrease).......................    42      41      (10)     (38)     11        1
Units outstanding, beginning of period..........   248     207    2,492    2,530     132      131
                                                   ---     ---    -----    -----    -----   -----
Units outstanding, end of period................   290     248    2,482    2,492     143      132
                                                   ===     ===    =====    =====    =====   =====

CESVUL Policies
Units issued on payments received from
  policyowners..................................    --      --       --       --      --       --
Units redeemed on cost of insurance.............    --      --       --       --      --       (6)
Units redeemed on surrenders....................    --      --       --       --      --     (834)
Units issued (redeemed) on net transfers from
  (to) Fixed Account............................    --      --       --       --      --       --
Units issued (redeemed) on transfers between
  Investment Divisions..........................    --      --       --       --      --      840
Units redeemed on death benefits................    --      --       --       --      --       --
                                                   ---     ---    -----    -----    -----   -----
  Net increase (decrease).......................    --      --       --       --      --       --
Units outstanding, beginning of period..........    --      --       --       --      --       --
                                                   ---     ---    -----    -----    -----   -----
Units outstanding, end of period................    --      --       --       --      --       --
                                                   ===     ===    =====    =====    =====   =====

CESVUL2 POLICIES(a)
Units issued on payments received from
  policyowners..................................    --      --       --       --     710       76
Units redeemed on cost of insurance.............    --      --       (1)      --     (57)     (45)
Units redeemed on surrenders....................    --      --       --       --      --       --
Units issued (redeemed) on net transfers from
  (to) Fixed Account............................    --      --       --       --     949       --
Units issued (redeemed) on transfers between
  Investment Divisions..........................    --      --       --        2    (646)   4,054
Units redeemed on death benefits................    --      --       --       --      --       --
                                                   ---     ---    -----    -----    -----   -----
  Net increase (decrease).......................    --      --       (1)       2     956    4,085
Units outstanding, beginning of period..........    --      --        2       --    4,085      --
                                                   ---     ---    -----    -----    -----   -----
Units outstanding, end of period................    --      --        1        2    5,041   4,085
                                                   ===     ===    =====    =====    =====   =====

(a) For the period April 2002 (Commencement of Investments) through December 2002.
(b) For CESVUL2 policies, represents the period May 2002 (Commencement of Investments) through December 2002.
(c) For CESVUL2 policies, represents the period November 2002 (Commencement of Investments) through December 2002.
(d) For CESVUL2 policies, represents the period December 2002 (Commencement of Investments) through December 2002.
(e) For CESVUL2 policies, represents the period June 2003 (Commencement of Investments) through June 2003.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                     MainStay VP       MainStay VP       MainStay VP     MainStay VP      MainStay VP
     MainStay VP     MainStay VP       Growth          High Yield          Indexed      International       Mid Cap
    Convertible--   Government--      Equity--      Corporate Bond--      Equity--        Equity--          Core--
    Initial Class   Initial Class   Initial Class     Initial Class     Initial Class   Initial Class    Initial Class
    -------------   -------------   -------------   -----------------   -------------   -------------   ---------------
    2003    2002    2003    2002    2003    2002     2003      2002     2003    2002    2003    2002    2003    2002(c)
    -------------------------------------------------------------------------------------------------------------------
      --      --      10      10     141     109       43        48      149     120      16      16      --        --
      --      --      (1)     (2)    (46)    (74)      (4)       (8)    (132)   (220)    (22)    (35)     --        --
      --      --      --      --      (5)     (1)      (5)       --       (3)     (3)     (2)     --      --        --
      --      --      --      --      --      --       --        --       --      --      --      --      --        --
      --      --      --      --      --      --       --        (4)      --      (1)     --      --      --        --
      --      --      --      --      --      --       --       101       --      --      --      --      --        --
    -----   -----    ---     ---    -----   -----     ---       ---     -----   -----   -----   -----   -----    -----
      --      --       9       8      90      34       34       137       14    (104)     (8)    (19)     --        --
      --      --      48      40    2,885   2,851     189        52     9,057   9,161   1,425   1,444     --        --
    -----   -----    ---     ---    -----   -----     ---       ---     -----   -----   -----   -----   -----    -----
      --      --      57      48    2,975   2,885     223       189     9,071   9,057   1,417   1,425     --        --
    =====   =====    ===     ===    =====   =====     ===       ===     =====   =====   =====   =====   =====    =====

      --      --      --      --      --      --       --        --       --      --      --      --      --        --
      --      --      --      --      --      --       --        --       --      --      --      --      --        --
      --      --      --      (2)     --      (6)      --        --       --      --      --      --      --        --
      --      --      --      --      --      --       --        --       --      --      --      --      --        --
      --      --      --      --      --       1       --        --       --      --      --      --      --        --
      --      --      --      --      --      --       --        --       --      --      --      --      --        --
    -----   -----    ---     ---    -----   -----     ---       ---     -----   -----   -----   -----   -----    -----
      --      --      --      (2)     --      (5)      --        --       --      --      --      --      --        --
      --      --      --       2      --       5       --        --       --      --      --      --      --        --
    -----   -----    ---     ---    -----   -----     ---       ---     -----   -----   -----   -----   -----    -----
      --      --      --      --      --      --       --        --       --      --      --      --      --        --
    =====   =====    ===     ===    =====   =====     ===       ===     =====   =====   =====   =====   =====    =====

      --      --      --       1       6       2        1         1       --      --      --      --      --        --
      --      --      --      --      --      --       --        --       --      --      (1)     --      --        --
      --      --      --      --      --      --       --        --       --      --      --      --      --        --
      --      --       2      --      --      --       --        --       --      --      --      --      --        --
      --      --      --       2      --      10       --         3       --       4      --       6      --         2
      --      --      --      --      --      --       --        --       --      --      --      --      --        --
    -----   -----    ---     ---    -----   -----     ---       ---     -----   -----   -----   -----   -----    -----
      --      --       2       3       6      12        1         4       --       4      (1)      6      --         2
      --      --       3      --      12      --        4        --        4      --       6      --       2        --
    -----   -----    ---     ---    -----   -----     ---       ---     -----   -----   -----   -----   -----    -----
      --      --       5       3      18      12        5         4        4       4       5       6       2         2
    =====   =====    ===     ===    =====   =====     ===       ===     =====   =====   =====   =====   =====    =====

--------------------------------------------------------------------------------

                                                                                        MAINSTAY VP
                                                    MAINSTAY VP      MAINSTAY VP     AMERICAN CENTURY
                                                  TOTAL RETURN--       VALUE--      INCOME AND GROWTH--
                                                   INITIAL CLASS    INITIAL CLASS      INITIAL CLASS
                                                  ---------------   -------------   -------------------
                                                   2003     2002    2003    2002     2003      2002(B)
                                                  -----------------------------------------------------
CSVUL POLICIES
Units issued on payments received from
  policyowners..................................    40       34       --      --       --         --
Units redeemed on cost of insurance.............    (2)      (4)      --      --       --         --
Units redeemed on surrenders....................    --       --       --      --       --         --
Units issued (redeemed) on net transfers from
  (to) Fixed Account............................    --       --       --      --       --         --
Units issued (redeemed) on transfers between
  Investment Divisions..........................    --       --       --      --       --         --
Units redeemed on death benefits................    --       --       --      --       --         --
                                                   ---      ---      ---     ---      ---        ---
  Net increase (decrease).......................    38       30       --      --       --         --
Units outstanding, beginning of period..........   110       80       --      --       --         --
                                                   ---      ---      ---     ---      ---        ---
Units outstanding, end of period................   148      110       --      --       --         --
                                                   ===      ===      ===     ===      ===        ===

CESVUL Policies
Units issued on payments received from
  policyowners..................................    --       --       --      --       --         --
Units redeemed on cost of insurance.............    --       --       --      --       --         --
Units redeemed on surrenders....................    --       --       --      (2)      --         --
Units issued (redeemed) on net transfers from
  (to)
  Fixed Account.................................    --       --       --      --       --         --
Units issued (redeemed) on transfers between
  Investment Divisions..........................    --       --       --      --       --         --
Units redeemed on death benefits................    --       --       --      --       --         --
                                                   ---      ---      ---     ---      ---        ---
  Net increase (decrease).......................    --       --       --      (2)      --         --
Units outstanding, beginning of period..........    --       --       --       2       --         --
                                                   ---      ---      ---     ---      ---        ---
Units outstanding, end of period................    --       --       --      --       --         --
                                                   ===      ===      ===     ===      ===        ===

CESVUL2 Policies(a)
Units issued on payments received from
  policyowners..................................    --       --        1       1       --         --
Units redeemed on cost of insurance.............    --       --       --      --       --         --
Units redeemed on surrenders....................    --       --       --      --       --         --
Units issued (redeemed) on net transfers from
  (to) Fixed Account............................    --       --       --      --       --         --
Units issued (redeemed) on transfers between
  Investment Divisions..........................    --       --       --       3       --         --
Units redeemed on death benefits................    --       --       --      --       --         --
                                                   ---      ---      ---     ---      ---        ---
  Net increase (decrease).......................    --       --        1       4       --         --
Units outstanding, beginning of period..........    --       --        4      --       --         --
                                                   ---      ---      ---     ---      ---        ---
Units outstanding, end of period................    --       --        5       4       --         --
                                                   ===      ===      ===     ===      ===        ===

Not all Investment Divisions are available under all policies.
(a) For the period April 2002 (Commencement of Investments) through December 2002.
(b) For CESVUL2 policies, represents the period May 2002 (Commencement of Investments) through December 2002.
(c) For CESVUL2 policies, represents the period November 2002 (Commencement of Investments) through December 2002.
(d) For CESVUL2 policies, represents the period December 2002 (Commencement of Investments) through December 2002.
(e) For CESVUL2 policies, represents the period June 2003 (Commencement of Investments) through June 2003.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

      MAINSTAY VP       MAINSTAY VP
     DREYFUS LARGE      EAGLE ASSET      ALGER AMERICAN                   DREYFUS VIF                       FIDELITY(R) VIP
        COMPANY         MANAGEMENT           SMALL           CALVERT       DEVELOPING     FIDELITY(R)VIP        EQUITY-
        VALUE--       GROWTH EQUITY--   CAPITALIZATION--     SOCIAL        LEADERS--      CONTRAFUND(R)--      INCOME--
     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES     BALANCED     INITIAL SHARES    INITIAL CLASS     INITIAL CLASS
    ---------------   ---------------   ----------------   -----------   --------------   ---------------   ---------------
     2003     2002     2003     2002    2003(E)    2002    2003   2002   2003   2002(B)    2003     2002     2003     2002
    -----------------------------------------------------------------------------------------------------------------------
       5        3        7        5         6         8     --      3     --       --        5        4       31       28
      (1)      (2)      (1)      (2)       --        (1)    --     --     --       --       (1)      (2)      (3)      (5)
      --       (1)      --       (1)       (2)       --     (1)    --     --       --       (1)      (1)      (1)      --
      --       --       --       --        --        --     --     --     --       --       --       --       --       (1)
      --        1       --        1        --        (3)    --     (3)    --       --       --       (1)      --       (3)
      --       --       --       --        --        --     --     --     --       --       --       --       --       --
     ---      ---      ---      ---       ---       ---    ---    ---    ---      ---      ---      ---      ---      ---
       4        1        6        3         4         4     (1)    --     --       --        3       --       27       19
      31       30       38       35        17        13      3      3     --       --       27       27      108       89
     ---      ---      ---      ---       ---       ---    ---    ---    ---      ---      ---      ---      ---      ---
      35       31       44       38        21        17      2      3     --       --       30       27      135      108
     ===      ===      ===      ===       ===       ===    ===    ===    ===      ===      ===      ===      ===      ===

      --       --       --       --        --        --     --     --     --       --       --       --       --       --
      --       --       --       --        --        --     --     --     --       --       --       --       --       --
      --       (2)      --       --        --        --     --     --     --       --       --       (6)      --       (2)
      --       --       --       --        --        --     --     --     --       --       --       --       --       --
      --       --       --       --        --        --     --     --     --       --       --        1       --       --
      --       --       --       --        --        --     --     --     --       --       --       --       --       --
     ---      ---      ---      ---       ---       ---    ---    ---    ---      ---      ---      ---      ---      ---
      --       (2)      --       --        --        --     --     --     --       --       --       (5)      --       (2)
      --        2       --       --        --        --     --     --     --       --       --        5       --        2
     ---      ---      ---      ---       ---       ---    ---    ---    ---      ---      ---      ---      ---      ---
      --       --       --       --        --        --     --     --     --       --       --       --       --       --
     ===      ===      ===      ===       ===       ===    ===    ===    ===      ===      ===      ===      ===      ===

      --        1       --        2        --        --     --     --      2       --        6        3       --        1
      --       --       --       --        --        --     --     --     --       --       --       --       --       --
      --       --       --       --        --        --     --     --     --       --       --       --       --       --
      --       --       --       --        --        --     --     --     10       --       --       --       --       --
      --        2       --        7         1        --     --     --     --        4       15       14       --        3
      --       --       --       --        --        --     --     --     --       --       --       --       --       --
     ---      ---      ---      ---       ---       ---    ---    ---    ---      ---      ---      ---      ---      ---
      --        3       --        9         1        --     --     --     12        4       21       17       --        4
       3       --        9       --        --        --     --     --      4       --       17       --        4       --
     ---      ---      ---      ---       ---       ---    ---    ---    ---      ---      ---      ---      ---      ---
       3        3        9        9         1        --     --     --     16        4       38       17        4        4
     ===      ===      ===      ===       ===       ===    ===    ===    ===      ===      ===      ===      ===      ===

--------------------------------------------------------------------------------


                                                                                      FIDELITY(R) VIP
                                                  FIDELITY(R)VIP   FIDELITY(R) VIP       INVESTMENT      FIDELITY(R)VIP
                                                     GROWTH--        INDEX 500--        GRADE BOND--       MID-CAP--
                                                  INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
                                                  --------------   ----------------   ----------------   --------------
                                                  2003   2002(B)   2003    2002(D)    2003    2002(B)    2003   2002(B)
                                                  ---------------------------------------------------------------------
CSVUL POLICIES
Units issued on payments received from
  policyowners..................................   --       --       --       --        --       --       --       --
Units redeemed on cost of insurance.............   --       --       --       --        --       --       --       --
Units redeemed on surrenders....................   --       --       --       --        --       --       --       --
Units issued (redeemed) on net transfers from
  (to) Fixed Account............................   --       --       --       --        --       --       --       --
Units issued (redeemed) on transfers between
  Investment Divisions..........................   --       --       --       --        --       --       --       --
Units redeemed on death benefits................   --       --       --       --        --       --       --       --
                                                  ---      ---      ---      ---       ---      ---      ---      ---
  Net increase (decrease).......................   --       --       --       --        --       --       --       --
Units outstanding, beginning of period..........   --       --       --       --        --       --       --       --
                                                  ---      ---      ---      ---       ---      ---      ---      ---
Units outstanding, end of period................   --       --       --       --        --       --       --       --
                                                  ===      ===      ===      ===       ===      ===      ===      ===

CESVUL POLICIES
Units issued on payments received from
  policyowners..................................   --       --       --       --        --       --       --       --
Units redeemed on cost of insurance.............   --       --       --       --        --       --       --       --
Units redeemed on surrenders....................   --       --       --       --        --       --       --       --
Units issued (redeemed) on net transfers from
  (to) Fixed Account............................   --       --       --       --        --       --       --       --
Units issued (redeemed) on transfers between
  Investment Divisions..........................   --       --       --       --        --       --       --       --
Units redeemed on death benefits................   --       --       --       --        --       --       --       --
                                                  ---      ---      ---      ---       ---      ---      ---      ---
  Net increase (decrease).......................   --       --       --       --        --       --       --       --
Units outstanding, beginning of period..........   --       --       --       --        --       --       --       --
                                                  ---      ---      ---      ---       ---      ---      ---      ---
Units outstanding, end of period................   --       --       --       --        --       --       --       --
                                                  ===      ===      ===      ===       ===      ===      ===      ===

CESVUL2 POLICIES(A)
Units issued on payments received from
  policyowners..................................    1        2       --       --         3       --       --       --
Units redeemed on cost of insurance.............   --       --       --       --        (1)      --       --       --
Units redeemed on surrenders....................   --       --       --       --        --       --       --       --
Units issued (redeemed) on net transfers from
  (to) Fixed Account............................    5       --       10       --         5       --        8       --
Units issued (redeemed) on transfers between
  Investment Divisions..........................   --       --        2        6         1       22        2        2
Units redeemed on death benefits................   --       --       --       --        --       --       --       --
                                                  ---      ---      ---      ---       ---      ---      ---      ---
  Net increase (decrease).......................    6        2       12        6         8       22       10        2
Units outstanding, beginning of period..........    2       --        6       --        22       --        2       --
                                                  ---      ---      ---      ---       ---      ---      ---      ---
Units outstanding, end of period................    8        2       18        6        30       22       12        2
                                                  ===      ===      ===      ===       ===      ===      ===      ===

Not all Investment Divisions are available under all policies.
(a) For the period April 2002 (Commencement of Investments) through December 2002.
(b) For CESVUL2 policies, represents the period May 2002 (Commencement of Investments) through December 2002.
(c) For CESVUL2 policies, represents the period November 2002 (Commencement of Investments) through December 2002.
(d) For CESVUL2 policies, represents the period December 2002 (Commencement of Investments) through December 2002.
(e) For CESVUL2 policies, represents the period June 2003 (Commencement of Investments) through June 2003.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                        JANUS ASPEN
                        JANUS ASPEN       SERIES                                                             MORGAN STANLEY
                          SERIES         WORLDWIDE      LORD ABBETT          MFS(R)            MFS(R)              UIF
    FIDELITY(R) VIP     BALANCED--       GROWTH--      SERIES FUND--    INVESTORS TRUST      UTILITIES          EMERGING
       OVERSEAS--      INSTITUTIONAL   INSTITUTIONAL   MID-CAP VALUE        SERIES--          SERIES--      MARKETS EQUITY--
     INITIAL CLASS        SHARES          SHARES         PORTFOLIO       INITIAL CLASS     INITIAL CLASS         CLASS I
    ----------------   -------------   -------------   --------------   ----------------   --------------   -----------------
    2003    2002(D)    2003    2002    2003    2002    2003   2002(D)   2003    2002(D)    2003     2002     2003      2002
    -------------------------------------------------------------------------------------------------------------------------
      --       --        33      30      13      10     --       --       --       --        --       --        --         1
      --       --       (11)    (20)     (1)     (2)    --       --       --       --        --       --        --        --
      --       --        --      (1)     (2)     (1)    --       --       --       --        --       --        (1)       --
      --       --        --      (1)     --      --     --       --       --       --        --       --        --        --
      --       --        --       1      --       1     --       --       --       --        --       --        --        (1)
      --       --        --     (81)     --      --     --       --       --       --        --       --        --        --
     ---      ---       ---     ---     ---     ---    ---      ---      ---      ---       ---    -----       ---       ---
      --       --        22     (72)     10       8     --       --       --       --        --       --        (1)       --
      --       --       717     789      31      23     --       --       --       --        --       --         3         3
     ---      ---       ---     ---     ---     ---    ---      ---      ---      ---       ---    -----       ---       ---
      --       --       739     717      41      31     --       --       --       --        --       --         2         3
     ===      ===       ===     ===     ===     ===    ===      ===      ===      ===       ===    =====       ===       ===

      --       --        --      --      --      --     --       --       --       --        --       --        --        --
      --       --        --      --      --      --     --       --       --       --        --       --        --        --
      --       --        --      (7)     --      --     --       --       --       --        --       --        --        --
      --       --        --      --      --      --     --       --       --       --        --       --        --        --
      --       --        --       1      --      --     --       --       --       --        --       --        --        --
      --       --        --      --      --      --     --       --       --       --        --       --        --        --
     ---      ---       ---     ---     ---     ---    ---      ---      ---      ---       ---    -----       ---       ---
      --       --        --      (6)     --      --     --       --       --       --        --       --        --        --
      --       --        --       6      --      --     --       --       --       --        --       --        --        --
     ---      ---       ---     ---     ---     ---    ---      ---      ---      ---       ---    -----       ---       ---
      --       --        --      --      --      --     --       --       --       --        --       --        --        --
     ===      ===       ===     ===     ===     ===    ===      ===      ===      ===       ===    =====       ===       ===

      --       --         6       6      --      --     --       --       --       --        --       --        --        --
      --       --        (1)     (1)     --      --     --       --       --       --        (1)      --        --        --
      --       --        --      --      --      --     --       --       --       --        --       --        --        --
      --       --        --      --       3      --      7       --       --       --        --       --        --        --
      --       --        --      30      --      --     --        1       --        5        --       21        --        --
      --       --        --      --      --      --     --       --       --       --        --       --        --        --
     ---      ---       ---     ---     ---     ---    ---      ---      ---      ---       ---    -----       ---       ---
      --       --         5      35       3      --      7        1       --        5        (1)      21        --        --
      --       --        35      --      --      --      1       --        5       --        21       --        --        --
     ---      ---       ---     ---     ---     ---    ---      ---      ---      ---       ---    -----       ---       ---
      --       --        40      35       3      --      8        1        5        5        20       21        --        --
     ===      ===       ===     ===     ===     ===    ===      ===      ===      ===       ===    =====       ===       ===

--------------------------------------------------------------------------------

                                                  MORGAN STANLEY
                                                        UIF                         T. ROWE PRICE
                                                       U.S.         T. ROWE PRICE    LIMITED-TERM
                                                   REAL ESTATE--    EQUITY INCOME        BOND
                                                      CLASS I         PORTFOLIO       PORTFOLIO
                                                  ---------------   -------------   --------------
                                                   2003     2002    2003    2002    2003   2002(C)
                                                  ------------------------------------------------
CSVUL POLICIES
Units issued on payments received from
  policyowners..................................     --       --      10       9     --       --
Units redeemed on cost of insurance.............     --       --      (2)     (3)    --       --
Units redeemed on surrenders....................     --       --      (4)     (1)    --       --
Units issued (redeemed) on net transfers from
  (to) Fixed Account............................     --       --      --      --     --       --
Units issued (redeemed) on transfers between
  Investment Divisions..........................     --       --      --      --     --       --
Units redeemed on death benefits................     --       --      --      --     --       --
                                                    ---      ---     ---     ---    ---      ---
  Net increase (decrease).......................     --       --       4       5     --       --
Units outstanding, beginning of period..........     --       --      21      16     --       --
                                                    ---      ---     ---     ---    ---      ---
Units outstanding, end of period................     --       --      25      21     --       --
                                                    ===      ===     ===     ===    ===      ===

CESVUL POLICIES
Units issued on payments received from
  policyowners..................................     --       --      --      --     --       --
Units redeemed on cost of insurance.............     --       --      --      --     --       --
Units redeemed on surrenders....................     --       --      --      (1)    --       --
Units issued (redeemed) on net transfers from
  (to) Fixed Account............................     --       --      --      --     --       --
Units issued (redeemed) on transfers between
  Investment Divisions..........................     --       --      --       1     --       --
Units redeemed on death benefits................     --       --      --      --     --       --
                                                    ---      ---     ---     ---    ---      ---
  Net increase (decrease).......................     --       --      --      --     --       --
Units outstanding, beginning of period..........     --       --      --      --     --       --
                                                    ---      ---     ---     ---    ---      ---
Units outstanding, end of period................     --       --      --      --     --       --
                                                    ===      ===     ===     ===    ===      ===

CESVUL2 POLICIES(A)
Units issued on payments received from
  policyowners..................................     --       --       4       3     --       --
Units redeemed on cost of insurance.............     --       --      (1)     (1)    --       --
Units redeemed on surrenders....................     --       --      --      --     --       --
Units issued (redeemed) on net transfers from
  (to) Fixed Account............................     18       --      11      --      1       --
Units issued (redeemed) on transfers between
  Investment Divisions..........................     --       24      18      82     --        3
Units redeemed on death benefits................     --       --      --      --     --       --
                                                    ---      ---     ---     ---    ---      ---
  Net increase (decrease).......................     18       24      32      84      1        3
Units outstanding, beginning of period..........     24       --      84      --      3       --
                                                    ---      ---     ---     ---    ---      ---
Units outstanding, end of period................     42       24     116      84      4        3
                                                    ===      ===     ===     ===    ===      ===

 Not all Investment Divisions are available under all policies.
(a) For the period April 2002 (Commencement of Investments) through December 2002.
(b) For CESVUL2 policies, represents the period May 2002 (Commencement of Investments) through December 2002.
(c) For CESVUL2 policies, represents the period November 2002 (Commencement of Investments) through December 2002.
(d) For CESVUL2 policies, represents the period December 2002 (Commencement of Investments) through December 2002.
(e) For CESVUL2 policies, represents the period June 2003 (Commencement of Investments) through June 2003.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

    The following table presents financial highlights for each Investment Division as of June 30, 2003, and December 31, 2002, 2001, 2000, 1999 and 1998:

                                               MAINSTAY VP                               MAINSTAY VP
                                                 BOND--                            CAPITAL APPRECIATION--
                                              INITIAL CLASS                             INITIAL CLASS
                           ---------------------------------------------------   ---------------------------
                            2003     2002     2001     2000     1999     1998     2003      2002      2001
                           ---------------------------------------------------------------------------------
CSVUL POLICIES (a)
Net Assets...............  $4,038   $3,330   $2,564   $  503   $  375   $  295   $18,903   $17,231   $25,467
Units Outstanding........     290      248      207       44       36       28     2,482     2,492     2,530
Unit Value...............  $13.94   $13.44   $12.36   $11.39   $10.44   $10.68   $  7.61   $  6.92   $ 10.07
Total Return.............     3.7%     8.7%     8.5%     9.1%    (2.2%)    6.8%     10.1%    (31.3%)   (23.7%)
Ratio of Net Investment
 Income to Average Net
 Assets..................    (0.3%)    3.8%     6.8%                                (0.3%)    (0.6%)    (0.6%)
CESVUL POLICIES (b)
Net Assets...............  $   --   $   --   $   --   $   --   $   --   $   --   $    --   $    --   $    --
Units Outstanding........      --       --       --       --       --       --        --        --        --
Unit Value...............  $   --   $   --   $   --   $   --   $   --   $   --   $    --   $    --   $    --
Total Return.............      --       --       --       --       --       --        --        --        --
Ratio of Net Investment
 Income to Average Net
 Assets..................      --       --       --                                   --        --        --
CESVUL2 POLICIES (c)
Net Assets...............  $   --   $   --   $   --   $   --   $   --   $   --   $    15   $    15   $    --
Units Outstanding........      --       --       --       --       --       --         1         2        --
Unit Value...............  $   --   $   --   $   --   $   --   $   --   $   --   $ 10.55   $  9.56   $    --
Total Return.............      --       --       --       --       --       --      10.4%     (4.4%)      --
Ratio of Net Investment
 Income to Average Net
 Assets..................      --       --       --                                 (0.1%)     0.7%       --


                                  MAINSTAY VP
                             CAPITAL APPRECIATION--
                                 INITIAL CLASS
                           --------------------------
                            2000      1999      1998
                           --------------------------
CSVUL POLICIES (a)
Net Assets...............  $33,738   $38,383   $  350
Units Outstanding........    2,555     2,577       29
Unit Value...............  $ 13.20   $ 14.89   $11.96
Total Return.............    (11.3%)    24.5%    19.6%
Ratio of Net Investment
 Income to Average Net
 Assets..................
CESVUL POLICIES (b)
Net Assets...............  $    --   $    --   $   --
Units Outstanding........       --        --       --
Unit Value...............  $    --   $    --   $   --
Total Return.............       --        --       --
Ratio of Net Investment
 Income to Average Net
 Assets..................
CESVUL2 POLICIES (c)
Net Assets...............  $    --   $    --   $   --
Units Outstanding........       --        --       --
Unit Value...............  $    --   $    --   $   --
Total Return.............       --        --       --
Ratio of Net Investment
 Income to Average Net
 Assets..................

                                                                                            MAINSTAY VP
                                                 MAINSTAY VP                                 HIGH YIELD
                                               GROWTH EQUITY--                            CORPORATE BOND--
                                                INITIAL CLASS                              INITIAL CLASS
                           --------------------------------------------------------   ------------------------
                            2003      2002      2001      2000      1999      1998     2003     2002     2001
                           -----------------------------------------------------------------------------------
CSVUL POLICIES (a)
Net Assets...............  $27,298   $24,273   $31,888   $39,626   $40,308   $  416   $2,885   $2,027   $  552
Units Outstanding........    2,975     2,885     2,851     2,917     2,848       38      223      189       52
Unit Value...............  $  9.18   $  8.41   $ 11.19   $ 13.59   $ 14.15   $10.97   $12.94   $10.73   $10.59
Total Return.............      9.0%    (24.8%)   (17.7%)    (4.0%)    29.0%     9.7%    20.5%     1.3%     4.1%
Ratio of Net Investment
 Income to Average Net
 Assets..................     (0.3%)     0.2%       --                                  (0.2%)   10.6%    19.0%
CESVUL POLICIES (b)
Net Assets...............  $    --   $    --   $    46   $    --   $    --   $   --   $   --   $   --   $   --
Units Outstanding........       --        --         5        --        --       --       --       --       --
Unit Value...............  $    --   $  7.33   $  9.35   $    --   $    --   $   --   $   --   $   --   $   --
Total Return.............       --     (21.6%)    (6.5%)      --        --       --       --       --       --
Ratio of Net Investment
 Income to Average Net
 Assets..................       --      (0.6%)     1.9%                                   --       --       --
CESVUL2 POLICIES (c)
Net Assets...............  $   184   $   120   $    --   $    --   $    --   $   --   $   61   $   42   $   --
Units Outstanding........       18        12        --        --        --       --        5        4       --
Unit Value...............  $ 10.51   $  9.61   $    --   $    --   $    --   $   --   $11.64   $ 9.63   $   --
Total Return.............      9.3%     (3.9%)      --        --        --       --     20.8%    (3.7%)     --
Ratio of Net Investment
 Income to Average Net
 Assets..................     (0.1%)     7.1%       --                                    --     47.7%      --

                                 MAINSTAY VP
                                  HIGH YIELD
                               CORPORATE BOND--
                                INITIAL CLASS
                           ------------------------
                            2000     1999     1998
                           ------------------------
CSVUL POLICIES (a)
Net Assets...............  $   78   $  127   $    5
Units Outstanding........       8       12       --
Unit Value...............  $10.17   $10.88   $ 9.71
Total Return.............    (6.5%)   12.0%    (2.9%)
Ratio of Net Investment
 Income to Average Net
 Assets..................
CESVUL POLICIES (b)
Net Assets...............  $   --   $   --   $   --
Units Outstanding........      --       --       --
Unit Value...............  $   --   $   --   $   --
Total Return.............      --       --       --
Ratio of Net Investment
 Income to Average Net
 Assets..................
CESVUL2 POLICIES (c)
Net Assets...............  $   --   $   --   $   --
Units Outstanding........      --       --       --
Unit Value...............  $   --   $   --   $   --
Total Return.............      --       --       --
Ratio of Net Investment
 Income to Average Net
 Assets..................

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.
 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .60%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                      MAINSTAY VP                               MAINSTAY VP                        MAINSTAY VP
                         CASH                                  CONVERTIBLE--                      GOVERNMENT--
                      MANAGEMENT                               INITIAL CLASS                      INITIAL CLASS
    -----------------------------------------------   -------------------------------   ---------------------------------
     2003     2002    2001    2000    1999    1998     2003     2002    2001    2000     2003     2002     2001     2000
    ---------------------------------------------------------------------------------------------------------------------
    $  168   $  155   $153    $ 77    $ 62    $ 48    $   --   $   --   $ --    $  2    $  789   $  650   $  490   $   18
       143      132    131      68      58      46        --       --     --      --        57       48       40        2
    $ 1.18   $ 1.18   $1.17   $1.13   $1.08   $1.03   $   --   $   --   $ --    $9.32   $13.79   $13.47   $12.35   $11.66
        --      0.9%   3.5%    4.6%    4.9%    3.0%       --       --    0.6%   (6.8%)     2.4%     9.1%     5.9%    11.4%
        --      0.6%   2.8%                               --       --   (0.7%)              --      2.3%     6.5%
    $   --   $   --   $ --    $ --    $ --    $ --    $   --   $   --   $ --    $ --    $   --   $   --   $   19   $   --
        --       --     --      --      --      --        --       --     --      --        --       --        2       --
    $   --   $ 1.01   $ --    $ --    $ --    $ --    $   --   $   --   $ --    $ --    $   --   $10.41   $ 9.81   $   --
        --      1.0%    --      --      --      --        --       --     --      --        --      6.2%    (1.9%)     --
        --      0.8%    --                                --       --     --                --     (0.5%)   22.1%
    $5,091   $4,116   $ --    $ --    $ --    $ --    $    2   $    1   $ --    $ --    $   54   $   27   $   --   $   --
     5,041    4,085     --      --      --      --        --       --     --      --         5        3       --       --
    $ 1.01   $ 1.01   $ --    $ --    $ --    $ --    $10.74   $ 9.82   $ --    $ --    $10.52   $10.25   $   --   $   --
       0.2%     1.0%    --      --      --      --       9.3%    (1.8%)   --      --       2.6%     2.5%      --       --
       0.2%     1.0%    --                                --     31.7%    --              (0.1%)   15.0%      --


       MAINSTAY VP
      GOVERNMENT--
      INITIAL CLASS
     ---------------
      1999     1998
     ---------------
     $   14   $   10
          1        1
     $10.47   $10.73
       (2.4%)    7.3%
     $   --   $   --
         --       --
     $   --   $   --
         --       --
     $   --   $   --
         --       --
     $   --   $   --
         --       --

                           MAINSTAY VP                                                 MAINSTAY VP
                             INDEXED                                                  INTERNATIONAL
                             EQUITY--                                                    EQUITY--
                          INITIAL CLASS                                               INITIAL CLASS
    ----------------------------------------------------------   --------------------------------------------------------
     2003      2002      2001       2000       1999      1998     2003      2002      2001      2000      1999      1998
    -----------------------------------------------------------------------------------------------------------------
    $82,467   $74,054   $96,969   $113,059   $125,419   $  812   $13,756   $12,713   $13,576   $16,477   $20,184   $  462
      9,071     9,057     9,161      9,321      9,311       72     1,417     1,425     1,444     1,496     1,491       43
    $  9.09   $  8.18   $ 10.59   $  12.13   $  13.47   $11.24   $  9.71   $  8.92   $  9.40   $ 11.01   $ 13.53   $10.64
       11.2%    (22.8%)   (12.7%)     (9.9%)     19.8%    12.4%      8.8%     (5.1%)   (14.6%)   (18.6%)    27.2%     6.4%
       (0.3%)     0.6%      0.3%                                    (0.3%)     0.7%      0.7%
    $    --   $    --   $    --   $     --   $     --   $   --   $    --   $    --   $    --   $    --   $    --   $   --
         --        --        --         --         --       --        --        --        --        --        --       --
    $    --   $    --   $    --   $     --   $     --   $   --   $    --   $    --   $    --   $    --   $    --   $   --
         --        --        --         --         --       --        --        --        --        --        --       --
         --        --        --                                       --        --        --
    $    36   $    33   $    --   $     --   $     --   $   --   $    58   $    55   $    --   $    --   $    --   $   --
          4         4        --         --         --       --         5         6        --        --        --       --
    $  9.10   $  8.16   $    --   $     --   $     --   $   --   $ 10.69   $  9.80   $    --   $    --   $    --   $   --
       11.4%    (18.4%)      --         --         --       --       9.0%     (2.0%)      --        --        --       --
       (0.1%)     9.6%       --                                     (0.1%)    16.0%       --

       MAINSTAY VP
         MID CAP
         CORE--
      INITIAL CLASS
     ---------------
      2003     2002
    ----------------

     $   --   $   --
         --       --
     $   --   $   --
         --       --
         --       --
     $   --   $   --
         --       --
     $   --   $   --
         --       --
         --       --
     $   18   $   16
          2        2
     $10.95   $ 9.74
       12.4%    (2.6%)
       (0.1%)    2.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                MAINSTAY VP                                       MAINSTAY VP
                                               TOTAL RETURN--                                       VALUE--
                                               INITIAL CLASS                                     INITIAL CLASS
                                 ------------------------------------------   ---------------------------------------------------
                                  2003     2002     2001     2000     1999     2003     2002     2001     2000     1999     1998
                                 -------------------------------------------------------------------------------------------------
CSVUL POLICIES (a)
Net Assets.....................  $1,164   $  797   $  700   $  527   $  285   $    1   $    1   $    1   $    1   $   70   $  257
Units Outstanding..............     148      110       80       53       27       --       --       --       --        8       --
Unit Value.....................  $ 7.86   $ 7.25   $ 8.75   $ 9.87   $10.39   $ 8.33   $ 7.75   $ 9.88   $ 9.92   $ 8.85   $ 8.20
Total Return...................     8.5%   (17.1%)  (11.3%)   (5.0%)    3.9%     7.5%   (21.6%)   (0.4%)   12.1%     7.9%   (18.0%)
Ratio of Net Investment Income
 to Average Net Assets.........    (0.3%)    1.9%     1.9%                      (0.3%)    1.3%     0.6%
CESVUL POLICIES (b)
Net Assets.....................  $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   21   $   --   $   --   $   --
Units Outstanding..............      --       --       --       --       --       --       --        2       --       --       --
Unit Value.....................  $   --   $   --   $   --   $   --   $   --   $   --   $ 8.27   $10.61   $   --   $   --   $   --
Total Return...................      --       --       --       --       --       --    (22.1%)    6.1%      --       --       --
Ratio of Net Investment Income
 to Average Net Assets.........      --       --       --                         --     (0.6%)    7.6%
CESVUL2 POLICIES (c)
Net Assets.....................  $   --   $   --   $   --   $   --   $   --   $   51   $   40   $   --   $   --   $   --   $   --
Units Outstanding..............      --       --       --       --       --        5        4       --       --       --       --
Unit Value.....................  $   --   $   --   $   --   $   --   $   --   $11.07   $10.27   $   --   $   --   $   --   $   --
Total Return...................      --       --       --       --       --      7.8%     2.7%      --       --       --       --
Ratio of Net Investment Income
 to Average Net Assets.........      --       --       --                       (0.1%)    9.4%      --

                                                                                                       DREYFUS VIF
                                                             CALVERT                                   DEVELOPING
                                                             SOCIAL                                     LEADERS--
                                                            BALANCED                                 INITIAL SHARES
                                 ---------------------------------------------------------------   -------------------
                                   2003       2002       2001       2000       1999       1998       2003       2002
                                 -------------------------------------------------------------------------------------
CSVUL POLICIES (a)
Net Assets.....................  $     15   $     25   $     36   $     40   $     73   $      2   $     --   $     --
Units Outstanding..............         2          3          3          3          6         --         --         --
Unit Value.....................  $  10.09   $   9.29   $  10.65   $  11.53   $  11.98   $  10.75   $     --   $     --
Total Return...................       8.6%     (12.8%)     (7.6%)     (3.8%)     11.4%       7.5%        --         --
Ratio of Net Investment Income
 to Average Net Assets.........      (0.3%)      4.0%       4.3%                                         --         --
CESVUL POLICIES (b)
Net Assets.....................  $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..............        --         --         --         --         --         --         --         --
Unit Value.....................  $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
Total Return...................        --         --         --         --         --         --         --         --
Ratio of Net Investment Income
 to Average Net Assets.........        --         --         --                                          --         --
CESVUL2 POLICIES (c)
Net Assets.....................  $     --   $     --   $     --   $     --   $     --   $     --   $    131   $     34
Units Outstanding..............        --         --         --         --         --         --         16          4
Unit Value.....................  $     --   $     --   $     --   $     --   $     --   $     --   $   8.40   $   7.57
Total Return...................        --         --         --         --         --         --       11.0%     (24.3%)
Ratio of Net Investment Income
 to Average Net Assets.........        --         --         --                                        (0.1%)     (0.1%)

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.
 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .60%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

      MAINSTAY VP
       AMERICAN                  MAINSTAY VP                         MAINSTAY VP
        CENTURY                 DREYFUS LARGE                        EAGLE ASSET
      INCOME AND                   COMPANY                           MANAGEMENT                    ALGER AMERICAN
       GROWTH--                    VALUE--                         GROWTH EQUITY--             SMALL CAPITALIZATION--
     INITIAL CLASS              INITIAL CLASS                       INITIAL CLASS                  CLASS O SHARES
    ---------------   ---------------------------------   ---------------------------------   ------------------------
     2003     2002     2003     2002     2001     2000     2003     2002     2001     2000     2003     2002     2001
    ------------------------------------------------------------------------------------------------------------------
    $   --   $   --   $  312   $  258   $  323   $  325   $  230   $  178   $  233   $  265   $  138   $   98   $  100
        --       --       35       31       30       29       44       38       35       33       21       17       13
    $   --   $   --   $ 8.96   $ 8.18   $10.68   $11.26   $ 5.29   $ 4.69   $ 6.58   $ 7.95   $ 6.50   $ 5.65   $ 7.71
        --       --      9.5%   (23.4%)   (5.2%)   12.6%    12.7%   (28.7%)  (17.2%)  (20.5%)   15.0%   (26.7%)  (30.0%)
        --       --     (0.3%)   (0.1%)     --              (0.3%)   (0.6%)   (0.7%)            (0.3%)   (0.7%)   (0.7%)
    $   --   $   --   $   --   $   --   $   21   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --
        --       --       --       --        2       --       --       --       --       --       --       --       --
    $   --   $   --   $   --   $ 8.27   $10.73   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --
        --       --       --    (22.9%)    7.3%      --       --       --       --       --       --       --       --
        --       --       --     (0.6%)    3.5%               --       --       --                --       --       --
    $    2   $    2   $   33   $   27   $   --   $   --   $   81   $   68   $   --   $   --   $    9   $   --   $   --
        --       --        3        3       --       --        9        9       --       --        1       --       --
    $ 9.23   $ 8.28   $11.02   $10.04   $   --   $   --   $ 8.91   $ 7.89   $   --   $   --   $ 9.96   $   --   $   --
      11.4%   (17.2%)    9.7%     0.4%      --       --     12.9%   (21.1%)     --       --     (0.4%)     --       --
      (0.1%)    1.7%    (0.1%)    3.4%      --              (0.1%)    0.1%      --              (0.1%)     --       --


          ALGER AMERICAN
      SMALL CAPITALIZATION--
          CLASS O SHARES
     ------------------------
      2000     1999     1998
     ------------------------
     $   89   $   95   $    6
          8        6        1
     $11.02   $15.24   $10.70
      (27.7%)   42.4%     7.0%
     $   --   $   --   $   --
         --       --       --
     $   --   $   --   $   --
         --       --       --
     $   --   $   --   $   --
         --       --       --
     $   --   $   --   $   --
         --       --       --

                      FIDELITY(R)VIP                                        FIDELITY(R)VIP                     FIDELITY(R) VIP
                      CONTRAFUND(R)--                                      EQUITY-INCOME--                        GROWTH--
                       INITIAL CLASS                                        INITIAL CLASS                       INITIAL CLASS
    ---------------------------------------------------   --------------------------------------------------   ---------------
     2003     2002     2001     2000     1999     1998     2003     2002     2001     2000     1999    1998     2003     2002
    -----------------------------------------------------------------------------------------------------------------
    $  348   $  300   $  323   $  352   $   83   $   18   $1,305   $  947   $  941   $1,357   $  889   $386    $   --   $   --
        30       27       27       26        6        2      135      108       89      121       85     39        --       --
    $11.52   $10.55   $11.72   $13.45   $14.51   $11.76   $ 9.65   $ 8.75   $10.61   $11.24   $10.44   $9.89   $   --   $   --
       9.2%   (10.0%)  (12.9%)   (7.3%)   23.4%    17.6%    10.3%   (17.5%)   (5.6%)    7.7%     5.6%  (1.1%)      --       --
       0.2%     0.1%     0.1%                                1.2%     1.1%     1.1%                                --       --
    $   --   $   --   $   46   $   --   $   --   $   --   $   --   $   --   $   21   $   --   $   --   $ --    $   --   $   --
        --       --        5       --       --       --       --       --        2       --       --     --        --       --
    $   --   $ 8.87   $ 9.65   $   --   $   --   $   --   $   --   $ 8.67   $10.69   $   --   $   --   $ --    $   --   $   --
        --     (8.1%)   (3.5%)     --       --       --       --    (18.9%)    6.9%      --       --     --        --       --
        --      0.3%    (0.6%)                                --      1.6%    (0.6%)                               --       --
    $  379   $  152   $   --   $   --   $   --   $   --   $   49   $   43   $   --   $   --   $   --   $ --    $   65   $   15
        38       17       --       --       --       --        4        4       --       --       --     --         8        2
    $10.08   $ 9.21   $   --   $   --   $   --   $   --   $11.36   $10.27   $   --   $   --   $   --   $ --    $ 8.61   $ 7.60
       9.4%    (7.9%)     --       --       --       --     10.6%     2.7%      --       --       --     --      13.3%   (24.0%)
       0.3%    (0.3%)     --                                 1.8%    (0.3%)     --                                 --     (0.3%)

     FIDELITY(R) VIP
       INDEX 500--
      INITIAL CLASS
     ---------------
      2003     2002
    ----------------

     $   --   $   --
         --       --
     $   --   $   --
         --       --
         --       --
     $   --   $   --
         --       --
     $   --   $   --
         --       --
         --       --
     $  187   $   53
         18        6
     $10.52   $ 9.43
       11.5%    (5.7%)
        0.6%    (0.3%)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                              FIDELITY(R) VIP
                                INVESTMENT                                                   JANUS ASPEN
                                   GRADE         FIDELITY(R) VIP    FIDELITY(R) VIP             SERIES
                                  BOND--            MID-CAP--         OVERSEAS--              BALANCED--
                               INITIAL CLASS      INITIAL CLASS      INITIAL CLASS       INSTITUTIONAL SHARES
                              ---------------   -----------------   ---------------   --------------------------
                               2003     2002     2003      2002      2003     2002     2003      2002     2001
                              ----------------------------------------------------------------------------------
CSVUL POLICIES (a)
Net Assets..................  $   --   $   --   $    --   $    --   $   --   $   --   $10,085   $9,237   $10,940
Units Outstanding...........      --       --        --        --       --       --       739      717       789
Unit Value..................  $   --   $   --   $    --   $    --   $   --   $   --   $ 13.65   $12.89   $ 13.87
Total Return................      --       --        --        --       --       --       5.9%    (7.1%)    (5.3%)
Ratio of Net Investment
 Income to Average Net
 Assets.....................      --       --        --        --       --       --       0.9%     1.7%      2.1%
CESVUL POLICIES (b)
Net Assets..................  $   --   $   --   $    --   $    --   $   --   $   --   $    --   $   --   $    59
Units Outstanding...........      --       --        --        --       --       --        --       --         6
Unit Value..................  $   --   $   --   $    --   $    --   $   --   $   --   $    --   $ 9.22   $  9.82
Total Return................      --       --        --        --       --       --        --     (6.1%)    (1.8%)
Ratio of Net Investment
 Income to Average Net
 Assets.....................      --       --        --        --       --       --        --      0.9%      5.9%
CESVUL2 POLICIES (c)
Net Assets..................  $  341   $  239   $   111   $    18   $    4   $    2   $   399   $  328   $    --
Units Outstanding...........      30       22        12         2       --       --        40       35        --
Unit Value..................  $11.35   $10.86   $  9.40   $  8.64   $10.19   $ 9.25   $  9.89   $ 9.32   $    --
Total Return................     4.5%     8.6%      8.8%    (13.6%)   10.2%    (7.5%)     6.2%    (6.8%)      --
Ratio of Net Investment
 Income to Average Net
 Assets.....................     3.1%    (0.3%)      --      (0.3%)    0.6%    (0.3%)     1.2%     8.1%       --


                                    JANUS ASPEN
                                       SERIES
                                     BALANCED--
                                INSTITUTIONAL SHARES
                              ------------------------
                               2000     1999     1998
                              ------------------------
CSVUL POLICIES (a)
Net Assets..................  $9,162   $8,041   $5,467
Units Outstanding...........     625      533      456
Unit Value..................  $14.65   $15.10   $11.99
Total Return................    (3.0%)   25.9%    19.9%
Ratio of Net Investment
 Income to Average Net
 Assets.....................
CESVUL POLICIES (b)
Net Assets..................  $   --   $   --   $   --
Units Outstanding...........      --       --       --
Unit Value..................  $   --   $   --   $   --
Total Return................      --       --       --
Ratio of Net Investment
 Income to Average Net
 Assets.....................
CESVUL2 POLICIES (c)
Net Assets..................  $   --   $   --   $   --
Units Outstanding...........      --       --       --
Unit Value..................  $   --   $   --   $   --
Total Return................      --       --       --
Ratio of Net Investment
 Income to Average Net
 Assets.....................

                                       MFS(R)                             MORGAN STANLEY                        MORGAN STANLEY
                                      UTILITIES                                UIF                                 UIF U.S.
                                      SERIES--                           EMERGING MARKETS                        REAL ESTATE--
                                    INITIAL CLASS                        EQUITY--CLASS I                            CLASS I
                                 -------------------   ----------------------------------------------------   -------------------
                                   2003       2002       2003       2002       2001       2000       1999       2003       2002
                                 ------------------------------------------------------------------------------------------------
CSVUL POLICIES (a)
Net Assets.....................  $     --   $     --   $     20   $     20   $     23   $     11   $     32   $     --   $     --
Units Outstanding..............        --         --          2          3          3          1          2         --         --
Unit Value.....................  $     --   $     --   $   7.85   $   7.05   $   7.80   $   8.39   $  13.91   $     --   $     --
Total Return...................        --         --       11.4%      (9.5%)     (7.0%)    (39.7%)     39.1%        --         --
Ratio of Net Investment Income
 to Average Net Assets.........        --         --       (0.3%)     (0.7%)     (0.7%)                             --         --
CESVUL POLICIES (b)
Net Assets.....................  $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..............        --         --         --         --         --         --         --         --         --
Unit Value.....................  $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
Total Return...................        --         --         --         --         --         --         --         --         --
Ratio of Net Investment Income
 to Average Net Assets.........        --         --         --         --         --                               --         --
CESVUL2 POLICIES (c)
Net Assets.....................  $    202   $    169   $     --   $     --   $     --   $     --   $     --   $    435   $    221
Units Outstanding..............        20         21         --         --         --         --         --         42         24
Unit Value.....................  $   9.93   $   8.21   $     --   $     --   $     --   $     --   $     --   $  10.28   $   9.03
Total Return...................      20.9%     (17.9%)       --         --         --         --         --       13.9%      (9.7%)
Ratio of Net Investment Income
 to Average Net Assets.........       2.4%       3.2%        --         --         --                             (0.1%)      4.8%

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.
  Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .60%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.


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
                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                              JANUS ASPEN
                                SERIES                                    LORD ABBETT             MFS(R)
                               WORLDWIDE                                 SERIES FUND--        INVESTORS TRUST
                               GROWTH--                                  MID-CAP VALUE           SERIES--
                         INSTITUTIONAL SHARES                              PORTFOLIO           INITIAL CLASS
    ---------------------------------------------------------------   -------------------   -------------------
      2003       2002       2001       2000       1999       1998       2003       2002       2003       2002
    -----------------------------------------------------------------------------------------------------------
    $    365   $    262   $    267   $    247   $     51   $     --   $     --   $     --   $     --   $     --
          41         31         23         17          3         --         --         --         --         --
    $   8.98   $   8.45   $  11.43   $  14.84   $  17.72   $  10.85   $     --   $     --   $     --   $     --
         6.3%     (26.0%)    (23.0%)    (16.3%)     63.3%       8.5%        --         --         --         --
         0.6%       0.2%      (0.2%)                                        --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --                                          --         --         --         --
    $     25   $      1   $     --   $     --   $     --   $     --   $     80   $      9   $     49   $     47
           3         --         --         --         --         --          8          1          5          5
    $   8.41   $   7.90   $     --   $     --   $     --   $     --   $  10.27   $   9.69   $  10.35   $   9.52
         6.5%     (21.0%)       --         --         --         --        6.0%      (3.1%)      8.8%      (4.8%)
         1.4%       1.2%        --                                        (0.1%)      6.6%       0.6%      (0.3%)


                  T. ROWE PRICE                    T. ROWE PRICE
                  EQUITY INCOME                  LIMITED-TERM BOND
                    PORTFOLIO                        PORTFOLIO
    -----------------------------------------   -------------------
      2003       2002       2001       2000       2003       2002
    ---------------------------------------------------------------
    $    269   $    213   $    183   $    124   $     --   $     --
          25         21         16         11         --         --
    $  10.80   $   9.92   $  11.50   $  11.41   $     --   $     --
         8.8%     (13.7%)      0.8%      14.1%        --         --
         0.4%       0.9%       0.8%                   --         --
    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
    $     --   $   8.76   $     --   $     --   $     --   $     --
          --      (12.4%)       --         --         --         --
          --        0.8%        --                    --         --
    $  1,063   $    703   $     --   $     --   $     43   $     33
         116         84         --         --          4          3
    $   9.15   $   8.39   $     --   $     --   $  10.53   $  10.15
         9.1%     (16.1%)       --         --        3.7%       1.5%
         0.8%       1.8%        --                   1.9%       4.3%

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